File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 218	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 220	☒

AdvisorShares Trust

(Exact Name of Registrant as Specified in Charter)

4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814

(Address of Principal Executive Offices, Zip Code)

(877) 843-3831

(Registrant’s Telephone Number, including Area Code)

Noah Hamman

AdvisorShares Trust

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On (date) pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

NYSE Arca Ticker: CRYP

Sub-advised by:

Morgan Creek Capital Management, LLC

ADVISORSHARES TRUST

4800 Montgomery Lane ● Suite 150

Bethesda, Maryland 20814

www.advisorshares.com

877.843.3831

Prospectus dated March 30, 2022

This Prospectus provides important information about the AdvisorShares Managed Bitcoin Strategy ETF, a series of AdvisorShares Trust. Before you invest, please read this Prospectus and the Fund’s Statement of Additional Information carefully and keep them for future reference.

The shares of the Fund have not been approved or disapproved by the U.S. Securities and Exchange Commission or the U.S. Commodity Futures Trading Commission nor has the U.S. Securities and Exchange Commission or the U.S. Commodity Futures Trading Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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ADVISORSHARES MANAGED BITCOIN STRATEGY ETF

NYSE Arca Ticker: CRYP

FUND SUMMARY

INVESTMENT OBJECTIVE

The AdvisorShares Managed Bitcoin Strategy ETF (the “Fund”) seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES[1]	0.06%
Acquired Fund Fees and Expenses[1,2]	0.65%
TOTAL ANNUAL OPERATING EXPENSES	1.61%

[1]	Based on estimated amounts for the current fiscal year.

[2]	Total Annual Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) when available because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of the exchange-traded funds (each, an “ETF”) and/or money market funds in which it invests.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
AdvisorShares Managed Bitcoin Strategy ETF	$164	$508

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. The Fund is new and does not yet have a portfolio turnover rate.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in (i) U.S. ETFs that invest in U.S. exchange-traded bitcoin futures contracts (“Bitcoin ETFs”), (ii) U.S. exchange-traded bitcoin futures contracts (“Bitcoin Futures”), and (iii) U.S. government securities, money market funds and short duration fixed income ETFs, and cash and cash equivalents (“Collateral”). The Fund initially will invest in Bitcoin ETFs and Collateral, adding Bitcoin Futures as it gains assets and investment opportunities arise in accordance with its strategy. To the extent the Fund invests a significant portion of its assets in Bitcoin ETFs, it will be operating as a “fund of funds.” The Fund will not invest directly in bitcoin.

Morgan Creek Capital Management, LLC (the “Sub-Advisor”), the Fund’s investment sub-advisor, utilizes internal and external research, strategies and models in implementing the Fund’s principal investment strategies, including to determine the anticipated rise and fall of bitcoin values. To manage the Fund’s exposure to bitcoin, the Sub-Advisor will tactically allocate the Fund’s assets between Bitcoin Futures, including through Bitcoin ETFs, and Collateral. Due to the elevated levels of volatility of Bitcoin Futures, the Fund’s exposure to bitcoin at times may be substantially less than 100% of the Fund’s net assets. Under normal circumstances, the Fund expects to maintain a target exposure of between 50% and 100%. During periods other than normal circumstances, including periods where there is extreme volatility and where the Sub-Advisor believes it is prudent to take a temporary defensive posture, the Fund may reduce its exposure significantly. In addition to cash and cash equivalents, Collateral consists of high-quality securities including (i) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury, and (ii) money market funds and short duration fixed income ETFs, including affiliated ETFs. Collateral is designed to preserve capital, provide liquidity, serve as margin, and otherwise collateralize the investments in Bitcoin ETFs and Bitcoin Futures.

Bitcoin is a digital asset, sometimes referred to as a “cryptocurrency.” Unlike traditional currencies, bitcoin is a decentralized, virtual currency and is not issued or backed by any government, agency, bank or organization. Instead, bitcoin’s value is determined in part by the supply of, and demand for, bitcoin in markets created to facilitate its trading. The operation of bitcoin is determined by participants in a decentralized, online, peer-to-peer computer network. The network connects computers that run publicly accessible, or “open source,” software that follows the protocols governing the bitcoin network. No single entity owns or operates the bitcoin network. Ownership and transaction records for bitcoin are protected through public-key cryptography on a “blockchain.” Public-key cryptography is a cryptographic system that uses a pair of keys, consisting of a public key (which may be known to others) and a private key (which may not be known by anyone except the owner). The transactions on the bitcoin blockchain are verified by “miners.” Bitcoin mining uses computers to solve mathematical equations, which secures transactions and verifies the transfer of assets. In addition to miners, the bitcoin network is collectively maintained by developers (who propose improvements to the protocols) and users.

The Fund will invest indirectly in Bitcoin Futures via Bitcoin ETFs and, when the opportunity arises, through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund also may invest a small percentage of its assets directly in Bitcoin Futures. Bitcoin Futures are standardized, cash-settled futures contracts on bitcoin. In a cash-settled futures contract on bitcoin, the amount of cash to be paid is equal to the difference between the value of the bitcoin underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement. Such futures contracts are traded on commodity exchanges registered with the U.S. Commodity Futures Trading Commission (the “CFTC”). Currently, the only such contracts are traded on, or subject to the rules of, the Chicago Mercantile Exchange (the “CME”). The value of Bitcoin Futures is determined by reference to the CME CF Bitcoin Reference Rate (“BRR”), which provides an indication of the price of bitcoin across certain cash bitcoin exchanges.

As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the price of a long-term futures contract is greater than the short-term futures contract price, the market is considered to be in “contango.” If the price of a long-term futures contract is less than the short-term futures contract price, the market is considered to be in “backwardation.” In “contango” markets, the price of futures contracts with expiration dates in the near term generally is lower than the price of futures contracts with more distant expiration dates, resulting in a cost to “roll” the futures contract by replacing the short-term contract with the long-term contract (the “roll cost”). The opposite is true when the market is in backwardation, resulting in a gain from rolling the futures contract (the “roll yield”). Whether an investor realizes roll costs or roll yields depends upon the price differences between short-term and long-term contracts.

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At the Sub-Advisor’s discretion, when the Fund invests in Bitcoin Futures directly or via the Subsidiary, the Sub-Advisor will implement the Fund’s tactical strategy by “rolling” the Bitcoin Futures investments. Rather than roll the futures contracts on a predefined schedule, to the extent the Sub-Advisor determines that it is appropriate to roll a futures contract, the Fund will roll its investment into another futures contract (which the Sub-Advisor selects from a universe of futures contracts) that the Sub-Advisor believes will be more advantageous to the Fund in light of its investment objective. When investing in Bitcoin ETFs, the Sub-Advisor will take into account the specific rolling strategy of the Bitcoin ETFs as it implements the Fund’s tactical strategy. There can be no guarantee that such a strategy will produce the desired results.

The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to Bitcoin Futures in accordance with applicable rules and regulations. The Fund may invest up to approximately 25% of its total assets in the Subsidiary. The Subsidiary and the Fund have the same investment adviser and the same investment objective, and the Subsidiary will follow the same general investment policies and restrictions as the Fund except that, unlike the Fund, it may invest without limit directly in Bitcoin Futures. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks relating to investment in Bitcoin Futures include those of the Subsidiary.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Sub-Advisor may engage in frequent trading of the Fund’s portfolio, which may result in high portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Bitcoin Strategy Risk. The Fund, primarily through Bitcoin ETFs and/or the Subsidiary, invests in Bitcoin Futures. The Fund does not invest directly in or hold bitcoin. The price of Bitcoin Futures may differ, sometimes significantly, from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund should be expected to perform differently from the spot price of bitcoin. Furthermore, if the Fund’s ability to obtain exposure to Bitcoin Futures consistent with its investment objective is disrupted for any reason, including, for example, limited liquidity in the Bitcoin Futures market, a disruption to the Bitcoin Futures market, or as a result of margin requirements or position limits imposed by futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment objective. Any disruption in the Fund’s ability to obtain exposure to Bitcoin Futures will cause the Fund’s performance to deviate from the performance of bitcoin and Bitcoin Futures. Volatility in the Bitcoin Futures market, particularly during times outside of the Fund’s trading hours, could cause the trading prices of the Fund’s shares to deviate significantly from net asset value (“NAV”).

Bitcoin Risk. Bitcoin is a relatively new asset with a limited history. It is subject to unique and substantial risks, and historically has been a highly speculative asset and has experienced significant price volatility. While the Fund will not invest directly in bitcoin, the value of the Fund’s investments in Bitcoin Futures and Bitcoin ETFs is subject to fluctuations in the value of the bitcoin, which may be highly volatile. The value of bitcoin is determined by supply and demand in the global market, which consists primarily of transactions of bitcoin on electronic exchanges. The price of bitcoin could drop precipitously for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, a flaw or operational issue in the bitcoin network, or users preferring competing digital assets and cryptocurrencies. The further development of bitcoin as an asset and the growing acceptance and use of bitcoin in the marketplace are subject to a variety of factors that are difficult to evaluate. Currently, there is relatively limited use of bitcoin in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion, or a contraction in the use of bitcoin, may result in increased volatility in its value. Legal or regulatory changes may negatively impact the operation of bitcoin’s network or protocols or restrict the ability to use bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, Bitcoin Futures, and the Fund.

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Bitcoin also is subject to the risk of fraud, theft and manipulation, as well as security failures and operational or other problems that impact bitcoin trading venues. Unlike the exchanges utilized by traditional assets, such as equity and bond securities, bitcoin trading venues are largely unregulated. As a result, individuals or groups may engage in fraud and investors may be more exposed to the risk of theft and market manipulation than when investing in more traditional asset classes. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. A significant portion of bitcoin is held by a small number of holders, who have the ability to manipulate the price of bitcoin. In addition, cryptocurrency exchanges are subject to the risk of cybersecurity threats and in the past have been breached, resulting in the theft and/or loss of digital assets, including bitcoin. A risk also exists with respect to malicious actors or previously unknown vulnerabilities in the network or its protocols, which may adversely affect the value of bitcoin.

Bitcoin ETF Risk. Through its investments in Bitcoin ETFs, the Fund is subject to the risks associated with their investments and structure as ETFs. These risks include any combination of the risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and the ETFs’ asset allocation. Investment in Bitcoin ETFs exposes the Fund to all of the risks related to bitcoin and bitcoin futures discussed herein as well as additional risks specific to these Bitcoin ETFs. Certain Bitcoin ETFs may borrow for investment purposes using reverse repurchase agreements, which increases the risk of loss and may increase the volatility of the Bitcoin ETF. Borrowing may cause the Bitcoin ETF to liquidate positions under adverse market conditions to satisfy its repayment obligations and the cost of borrowing may reduce its return. In addition to the risks associated with the investment strategy of the Bitcoin ETFs, the Fund will indirectly pay its proportionate share of the expenses (including operating expenses and management fees) of the Bitcoin ETFs in which it invests as well as its own fees and expenses.

Bitcoin Futures Risk. In addition to the other risks associated with futures contracts (described below), the market for Bitcoin Futures has additional, unique risks. The market for Bitcoin Futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin Futures market has grown substantially since Bitcoin Futures commenced trading, there can be no assurance that this growth will continue. Bitcoin Futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. The CME’s position limits and position accountability levels prevent any single investor, such as the Fund (together with any other accounts managed by the Adviser required to be aggregated), from holding more than a specified number of Bitcoin Futures. These position limits may hinder the Fund’s ability to enter into the desired amount of Bitcoin Futures at times (possibly further hindered if other accounts are required to be aggregated that also held Bitcoin Futures or options on Bitcoin Futures). If the Fund is unable to achieve such exposure, it may not be able to meet its investment objective and the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities, and the Fund intends to effect redemptions in kind when it is primarily invested in ETFs. However, when the Fund primarily is invested in Bitcoin Futures or tactically invested in Collateral, it intends to effect redemptions for cash, rather than in kind, because of the nature of those investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

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Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The Fund’s use of such financial instruments involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

Credit Risk. The Fund could lose money if a counterparty or the issuer or guarantor of a debt instrument in which the Fund invests becomes unwilling or unable to make timely principal and/or interest payments or to otherwise meet its obligations.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives, such as futures contracts, also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

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Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. Bitcoin Futures have historically experienced extended periods of contango. Contango in the Bitcoin Futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Futures to underperform spot bitcoin. Both contango and backwardation may limit or prevent the Fund from achieving its investment objective. The costs associated with rolling Bitcoin Futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Additionally, if the Fund frequently rolls futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.

The Fund’s investments in exchange-traded futures contracts also expose it to the risks of a clearing broker or an FCM. Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to NAV and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Fixed Income Securities Risk. The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Illiquid Investments Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments due to infrequent trading in such investments. The prices of such securities may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such securities without an unfavorable impact on prevailing market prices, or make it difficult for the Sub-Advisor to dispose of such securities at a fair price at the time the Sub-Advisor believes it is desirable to do so. The Fund’s investments in such securities may restrict the Fund’s ability to take advantage of other market opportunities and adversely affect the value of the Fund’s portfolio holdings. The Fund’s investments also may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Issuer Risk. The value of a debt security may decline for a number of reasons directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

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Leverage Risk. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage may magnify the Fund’s gains and losses and, therefore, increase volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), the Fund must, among other requirements described in the Fund’s Statement of Additional Information (the “SAI”), derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test or asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

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To the extent that the Fund gains its exposure to Bitcoin Futures by investing in the Subsidiary, the Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Bitcoin Futures within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code for qualification as a RIC. To the extent the Fund invests in such instruments directly, it will seek to restrict the resulting income from Bitcoin Futures that do not generate qualifying income, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under Subchapter M of the Internal Revenue Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income requirement, or may not be able to accurately predict the non-qualifying income from these investments.

To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund may no longer be eligible to be treated as a RIC. The tax treatment of derivative instruments, such as Bitcoin Futures, may be adversely affected by changes in legislation, regulations or other legally binding authority. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of the Subsidiary, it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a RIC for one or more years. In this event, the Fund’s Board of Trustees (the “Board”) may authorize a significant change in investment strategy or other action.

Accordingly, the extent to which the Fund invests in Bitcoin Futures directly may be limited by the requirements of Subchapter M of the Internal Revenue Code, which the Fund must continue to satisfy to maintain its status as a RIC. Failure to comply with such requirements would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. See the “Federal Income Taxes” section of the SAI for additional information.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor
Morgan Creek Capital Management, LLC	Sub-Advisor

PORTFOLIO MANAGER

Name and Title	Length of Service with Sub-Advisor
Mark Yusko, Founder, Chief Executive Officer & Chief Investment Officer	since July 2004

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PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a “Creation Unit.” Only institutional investors that are acting as the Fund’s authorized participants (typically broker-dealers) may purchase or redeem Creation Units. When the Fund is operating primarily as a fund of funds, a Creation Unit transaction generally is conducted in exchange for a basket of securities closely approximating the holdings of the Fund along with a specified amount of cash. When the Fund primarily is invested in Bitcoin Futures or tactically invested, a Creation Unit transaction generally is conducted in exchange for a deposit of cash totaling the NAV of the Creation Unit.

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange and, because shares trade at market price rather than at NAV, shares may trade at a value greater than (premium) or less than (discount) NAV. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available on the Fund’s website at www.advisorshares.com.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains (or a combination thereof), unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account (“IRA”), which may be taxed upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Advisor or Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE TRUST AND THE FUND

AdvisorShares Trust (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios or funds.

When the Fund is operating primarily as a fund of funds, Creation Units of the Fund are issued and redeemed principally in kind for portfolio securities along with a specified amount of cash. When the Fund is invested primarily in Bitcoin Futures or tactically invested, Creation Units of the Fund are issued and redeemed principally in exchange for a deposit of cash totaling the NAV of the Creation Units.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF THE FUND ARE NOT REDEEMABLE SECURITIES.

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. The Fund’s investment objective is non-fundamental and may be changed by the Board without a shareholder vote.

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified passive index of securities. Instead, it uses an active investment strategy in seeking to meet its investment objective. The Sub-Advisor, subject to the oversight of the Advisor and the Board, has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective and investment policies.

Bitcoin is a digital asset. It may be used to pay for goods and services, stored for future use, or converted to a fiat currency (a government-issued currency that is not backed by a physical commodity or financial instrument). Bitcoin is not backed by any government, corporation, or other identified body. Rather, the value of bitcoin is determined in part by the supply of, and demand for, bitcoin in the markets that facilitate trading of digital assets. Bitcoin is maintained on a decentralized, open source, peer-to-peer computer network, and no single entity owns or operates this bitcoin network. The bitcoin network is accessed through software and governs bitcoin’s creation and movement. The source code for the bitcoin network, often referred to as the bitcoin protocol, is open source, and anyone can contribute to its development.

Like many digital assets, bitcoin relies on “blockchain” technology. A “blockchain” is a peer-to-peer shared, distributed ledger, or decentralized database, that keeps continuously updated digital records of who owns a particular asset. Blockchain is secured using cryptography and facilitates the process of recording transactions and tracking assets in a business network. Blockchain derives its name from the way it stores transaction data — as unchangeable, digitally recorded data in packages called “blocks” that are linked together to form a chain. Blocks record and confirm the time and sequence of transactions, which are then logged into the blockchain network. Each block in the chain is cryptographically connected to the previous block in the chain, ensuring all data in the overall “blockchain” has not been tampered with.

Bitcoin’s blockchain contains a record and history for each bitcoin transaction; such transactions are validated by “miners.” New bitcoin is created by “mining.” Crypto-mining involves using computers to solve mathematical equations. The first miner to successfully solve the problem is permitted to add a block of transactions to the bitcoin blockchain. The new block is then confirmed through acceptance by a majority of users who maintain versions of the blockchain on their individual computers. Generally, when a successful validation occurs, a miner is compensated for their service with a fixed amount of bitcoin. As a result, miners are incentivized to validate transactions and to secure the network to earn rewards. This reward system is how new bitcoin enters circulation.

Futures contracts, by their terms, reflect the expected future value of a reference asset upon which the contract is based. A futures contract is a standardized contract traded on, or subject to the rules of, an exchange to buy or sell a specified type and quantity of a particular underlying asset at a designated price on a designated date, referred to as the “expiration date.” Futures contracts are traded on a wide variety of underlying assets, including bonds, interest rates, agricultural products, stock indexes, currencies, digital assets (e.g., bitcoin), energy, metals, economic indicators and statistical measures. In a cash-settled futures contract on bitcoin, the amount of cash to be paid is equal to the difference between the value of the bitcoin underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement. The value of Bitcoin Futures is determined by reference to the CME CF BRR, which provides an indication of the price of bitcoin across certain cash bitcoin exchanges.

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An investor in futures contracts generally deposits cash (also known as “margin”) with an FCM for its open positions in futures contracts. The margin requirements or position limits may be based on the notional exposure of the futures contracts, or the number of futures contracts purchased. The FCM, in turn, generally transfers such deposits to the clearing house to protect the clearing house against non-payment by the Fund. Margin requirements for Bitcoin Futures traded on the CME generally are higher than those for other types of futures contracts. The Fund may also be required to pay variation margin, which is the amount of cash that each party agrees to pay to or receive from the other to reflect the daily fluctuation in the value of the futures contract. The clearing house effectively serves as the counterparty to a futures contract. In addition, the FCM may require the Fund to deposit additional margin collateral in excess of the clearing house’s requirements for the FCM’s own protection.

As the expiration date for a futures contract draws closer, an investor wishing to maintain its exposure to that asset will close out its position in the expiring futures contract and open a new position in a futures contract with a later expiration date. This process is referred to as “rolling.” CME Bitcoin Futures are cash-settled on their expiration date unless they are “rolled” prior to expiration. At the Sub-Advisor’s discretion, the Sub-Advisor will implement the Fund’s tactical strategy by “rolling” the Fund’s investments in Bitcoin Futures when the Fund invests in Bitcoin Futures directly or through the Subsidiary. If the price of a long-term futures contract is greater than the short-term futures contract price, the market is considered to be in “contango.” If the price of a long-term futures contract is less than the short-term futures contract price, the market is considered to be in “backwardation.” In “contango” markets, the price of futures contracts with expiration dates in the short term generally is lower than the price of futures contracts with more distant expiration dates, resulting in a cost to “roll” the futures contract by replacing the short-term contract with the long-term contract (the “roll cost”). The opposite is true when the market is in backwardation, resulting in a gain from rolling the futures contract (the “roll yield”). Whether an investor realizes roll costs or roll yields depends upon the price differences between near-term and long-term contracts. Rather than roll the futures contracts on a predefined schedule, to the extent the Sub-Advisor determines that it is appropriate to roll a futures contract, the Fund will roll to another futures contract (which the Sub-Advisor selects from a universe of futures contracts) that the Sub-Advisor believes will be more advantageous to the Fund in light of its investment objective. When investing in Bitcoin ETFs, the Sub-Advisor will take into account the specific rolling strategy of the Bitcoin ETFs as it implements the Fund’s tactical strategy. There can be no guarantee that such a strategy will produce the desired results.

When the opportunity arises, the Fund may gain exposure to Bitcoin Futures by investing a portion of its assets in the Subsidiary. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Subsidiary is overseen by its own board of directors. The Adviser serves as the Subsidiary’s investment adviser and manages the Subsidiary to comply with the compliance policies and procedures of the Fund. To comply with relevant federal tax regulations, the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Bitcoin Futures.

When the Sub-Advisor expects bitcoin to fall in value, the Fund will invest tactically in Collateral to preserve capital, provide liquidity, serve as margin and otherwise collateralize the investments in Bitcoin ETFs and Bitcoin Futures. In addition to cash and cash equivalents, such Collateral includes (i) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury and (ii) money market funds and short duration fixed income ETFs, including affiliated ETFs. Due to the elevated levels of volatility of Bitcoin Futures, the Fund’s exposure to bitcoin at times may be substantially less than 100% of the Fund’s net assets. Under normal circumstances, the Fund expects to maintain a target exposure of between 50% and 100%. During periods other than normal circumstances, including periods where there is extreme volatility and where the Sub-Advisor believes it is prudent to take a temporary defensive posture, the Fund may reduce its exposure significantly.

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When the Fund invests in and, therefore, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the advisory fee payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations. When the Fund invests in an affiliated investment company, the Advisor may receive advisory and other fees from the affiliated investment company in which the Fund invests, as well as the advisory fee for managing the Fund. In addition, the Adviser may have an incentive to take into account the effect on the affiliated investment company in determining whether to purchase or sell shares in the affiliated investment company. Although the Adviser takes steps to address conflicts of interest, it is possible that the conflicts could impact the Fund.

MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares. This section provides additional information about the Fund’s principal risks. The degree to which a risk applies to the Fund varies according to its investment allocation. Each investor should review the complete description of the principal risks before investing in the Fund. An investment in the Fund may not be appropriate for certain investors. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund. Any of the following risks may impact the Fund’s NAV which could result in the Fund trading at a premium or discount to NAV.

Bitcoin Strategy Risk. The Fund, primarily through Bitcoin ETFs and/or the Subsidiary, invests in Bitcoin Futures. The Fund does not invest directly in or hold bitcoin. The price of Bitcoin Futures may differ, sometimes significantly, from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund should be expected to perform differently from the spot price of bitcoin. Furthermore, if the Fund’s ability to obtain exposure to Bitcoin Futures consistent with its investment objective is disrupted for any reason, including limited liquidity in the Bitcoin Futures market, a disruption to the Bitcoin Futures market, or as a result of margin requirements or position limits imposed by FCMs, the CME, or the CFTC, the Fund would not be able to achieve its investment objective. Any disruption in the Fund’s ability to obtain exposure to Bitcoin Futures will cause the Fund’s performance to deviate from the performance of bitcoin and Bitcoin Futures.

Bitcoin Risk. Bitcoin has a limited history relative to traditional commodities and currencies. There is no assurance that use or acceptance of bitcoin will continue to grow. A contraction in use or adoption of bitcoin may result in increased volatility or a reduction in the price of bitcoin, which would likely have an adverse impact on the value of the Fund. During high volatility periods, some bitcoin trading venues have experienced issues related to account access and trade execution as well as price divergences. Sales of newly-created or mined bitcoin may cause the price of bitcoin to decline. Investments linked to bitcoin can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. The bitcoin network could cease to be a focal point for developer activity, and there is no assurance that the most active developers who participate in monitoring and upgrading the software protocols on which the bitcoin network is based will continue to do so in the future, which could damage the network or reduce bitcoin’s competitiveness with competing digital assets. Additional risks relating to bitcoin include:

Supply and Demand. Speculators and investors who seek to profit from trading and holding bitcoin may account for a significant portion of the demand for bitcoin; such speculation regarding the potential appreciation in the price of bitcoin may artificially inflate or deflate the price of bitcoin. As a result, bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation or depreciation in prices.

Limited Adoption of Bitcoin. The further development and acceptance of bitcoin, its network and its protocols is subject to a variety of factors that are difficult to evaluate. For example, the bitcoin network faces significant obstacles to increasing the usage of bitcoin without resulting in higher fees or slower transaction settlement times, and attempts to increase the volume of transactions may not be effective. Any slowing or stopping of the development or acceptance of the bitcoin network may reduce liquidity and increase volatility in the price of bitcoin. Additionally, if compensation paid to bitcoin miners for processing transactions on the blockchain is insufficient to incentivize them to continue to do so, the confirmation process for transactions may slow and the bitcoin network may become more vulnerable to malicious actors.

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Currently, there is relatively limited use of bitcoin in the retail and commercial marketplace. A lack of bitcoin expansion into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of bitcoin, which could adversely impact the Fund. In addition, to the extent market participants develop a preference for digital assets other than bitcoin, the value of bitcoin would likely be adversely affected. There is no assurance that bitcoin usage will continue to grow over the long term.

Fraud and/or Manipulation. Fraudulent trading practices, such as the intentional dissemination of false or misleading information, can lead to a disruption of the orderly functioning of markets, significant market volatility, and cause the value of bitcoin futures to fluctuate quickly and without warning. Bitcoin trades on exchanges that are largely unregulated and, therefore, are more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. As a result, individuals or groups may engage in insider trading, fraud or market manipulation with respect to bitcoin. Such manipulation could cause investors in bitcoin to lose money. Although cryptocurrency exchanges are generally open 24 hours a day/7 days a week, they have in the past ceased operating temporarily or even permanently, resulting in the potential loss of users’ holdings or other market disruptions. Cryptocurrency exchanges are more exposed to the risk of market manipulation than exchanges for traditional assets. Furthermore, many cryptocurrency exchanges lack certain safeguards established by traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the price of bitcoin may be subject to larger and more frequent sudden declines than assets traded on traditional exchanges.

Changes to Bitcoin Protocols. The bitcoin network uses a cryptographic protocol to govern the interactions within the network. A loose community of core developers has evolved to informally manage the source code for the protocol. Membership in the community of core developers evolves over time, and core developers can propose amendments to the network’s source code that could alter the protocols and software of the bitcoin network and the properties of bitcoin. These alterations occur through software upgrades and could potentially include changes to the irreversibility of transactions and limitations on the mining of new bitcoin. If a modification is accepted by only a percentage of users and miners, a division (a “fork”) will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such “forks” and similar events could adversely affect the price and liquidity of bitcoin.

The Regulatory Environment. The regulation of digital assets and related products and services is new and continues to evolve. This regulatory landscape may make it more difficult for bitcoin businesses to provide services, which may impede the growth of the bitcoin economy. Future regulatory change may impact the ability to buy and sell Bitcoin Futures and could impact the ability of the Fund to achieve its investment objective.

Cybersecurity. Bitcoin is subject to the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal bitcoin held by others, control the blockchain or steal personal information. The functionality of the bitcoin network relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users and may adversely affect the network or the price of bitcoin.

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Environmental Considerations. Bitcoin mining currently requires computing hardware that consumes large amounts of electricity. By way of electrical power generation, many bitcoin miners rely on fossil fuels to power their operations. Public perception of the impact of bitcoin mining on climate change may reduce demand for bitcoin and increase the likelihood of regulation that limits bitcoin mining or restricts energy usage by bitcoin miners. Such events could have a negative impact on the price of bitcoin, Bitcoin Futures, and the performance of the Fund.

Bitcoin ETF Risk. Through its investments in Bitcoin ETFs, the Fund is subject to the risks associated with their investments and structure as ETFs. These risks include any combination of the risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and the ETFs’ asset allocation. Investment in Bitcoin ETFs exposes the Fund to all of the risks related to bitcoin and bitcoin futures discussed herein as well as additional risks specific to these Bitcoin ETFs. Certain Bitcoin ETFs may borrow for investment purposes using reverse repurchase agreements, which increases the risk of loss and may increase the volatility of the Bitcoin ETF. Borrowing may cause the Bitcoin ETF to liquidate positions under adverse market conditions to satisfy its repayment obligations and the cost of borrowing may reduce its return. In addition to the risks associated with the investment strategy of the Bitcoin ETFs, the Fund will indirectly pay its proportionate share of the expenses (including operating expenses and management fees) of the Bitcoin ETFs in which it invests as well as its own fees and expenses.

Bitcoin Futures Risk. In addition to other risks of futures contracts, the market for Bitcoin Futures has additional, unique risks. The market for Bitcoin Futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin Futures market has grown substantially since Bitcoin Futures commenced trading, there can be no assurance that this growth will continue. Bitcoin Futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. The CME’s position limits and position accountability levels prevent any single investor, such as the Fund (together with any other accounts managed by the Adviser required to be aggregated), from holding more than a specified number of Bitcoin Futures. These position limits may hinder the Fund’s ability to enter into the desired amount of Bitcoin Futures at times (possibly further hindered if other accounts are required to be aggregated that also held Bitcoin Futures or options on Bitcoin Futures). If the Fund is unable to achieve such exposure, it may not be able to meet its investment objective and the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. Further, FCMs utilized by the Fund may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. If the Fund cannot obtain sufficient exposure through its FCMs, the Fund may not be able to achieve its investment objective. Margin levels for Bitcoin Futures contracts generally are higher than the margin requirements for more established futures contracts. Additionally, the FCMs utilized by the Fund may impose margin requirements in addition to those imposed by the exchanges, and such margin requirements are subject to change. High margin requirements could prevent the Fund from obtaining sufficient exposure to Bitcoin Futures and may adversely affect its ability to achieve its investment objective. The Fund’s obligation is to the FCM that carries the Fund’s account, whose obligation is in turn to the clearing organization. The Fund’s investments therefore introduce the risk that its FCM would default on an obligation to the Fund, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts. The risk exists at, and from the time that, the Fund enters into a contractual arrangement with its FCM to bring about the settlement and clearing of futures contracts. The FCM may hold margin posted in connection with those contracts and that margin may be re-hypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to futures positions.

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Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities, and the Fund intends to effect redemptions in kind when it is primarily invested in ETFs. However, when the Fund primarily is invested in Bitcoin Futures or tactically invested in Collateral, it intends to effect redemptions for cash, rather than in kind, because of the nature of those investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness.

Money market funds are subject to management fees and other expenses, and the Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market funds may not have the value of their investments remain at $1.00 per share; it is possible to lose money by investing in a money market fund.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the issuer of a corporate debt security is unable to pay interest or repay principal when it is due and the holder of the corporate debt security could lose money. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Counterparty Risk. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The use of such instruments exposes the Fund to risks that are different than those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of a counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

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The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM.

In addition, the Fund may enter into futures contracts with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty to a futures contract declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty.

Credit Risk. Credit risk is the risk that the Fund could lose money if a counterparty or an issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments or to otherwise meet its obligations. The Fund is also subject to the risk that its investment in a debt instrument could decline because of concerns about the issuer’s credit quality or perceived financial condition. Fixed income securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

Derivatives Risk. Derivatives are financial instruments that derive their value from an underlying asset, such as a currency, security, commodity or index. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives may be riskier than other types of investments and may be more volatile and less liquid than other securities.

Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. Credit risk refers to the possibility that a counterparty will be unable and/or unwilling to perform under the agreement. Interest rate risk refers to fluctuations in the value of an asset resulting from changes in the general level of interest rates. Over-the-counter derivatives are also subject to counterparty risk (sometimes referred to as “default risk”), which is the risk that the other party to the contract will not fulfill its contractual obligations.

Derivatives may be especially sensitive to changes in economic and market conditions, and their use may give rise to a form of leverage. Leverage may cause the portfolio of the Fund to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the Fund. For some derivatives, such leverage could result in losses that exceed the original amount invested in the derivative.

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Futures Contracts Risk. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. Bitcoin Futures have historically experienced extended periods of contango. Contango in the Bitcoin Futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Futures to underperform spot bitcoin. Both contango and backwardation may limit or prevent the Fund from achieving its investment objective. The costs associated with rolling Bitcoin Futures historically have been higher than the costs associated with other futures contracts, and such costs may have a significant adverse impact on the performance of the Fund. Additionally, if the Fund frequently rolls futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.

The successful use of a futures contract depends upon the Sub-Advisor’s skill and experience with respect to such instruments. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Such risks include:

●	an imperfect correlation between the value of the futures contract and the value of the underlying asset;

●	possible lack of a liquid secondary market for a futures contract;

●	the inability to open or close a futures contract position when desired;

●	losses caused by unanticipated market movement, which may result in losses in excess of the amount invested in the futures contract (and potentially may be unlimited); and

●	in the event of adverse price movements, an obligation of the Fund to make daily cash payments to maintain its required margin, including at times when it may have insufficient cash and must sell securities from its portfolio to meet those margin requirements at a disadvantageous time.

To enter into a futures contract, the Fund must post an amount of assets with a FCM to serve as “initial margin,” which is a good faith deposit on the contract and which the FCM returns to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of a futures contract and the movement in the underlying asset. In the event of adverse price movements, the Fund may be required to post additional “variation margin” to satisfy the necessary collateral requirements of the FCM. In addition, to comply with federal securities rules, the Fund must segregate liquid assets or take other appropriate measures to “cover” the Subsidiary’s open positions in futures contracts. The Subsidiary intends to invest in cash-settled futures contracts, which require that a registered investment company set aside liquid assets in an amount equal to its daily marked-to-market net obligations under the contract (i.e., its daily net liability, minus any posted margin and variation margin).

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to a difference between the market price of the ETF’s shares and the underlying value of those shares. This difference can be reflected as a spread between the bid and ask prices quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Because the Fund’s shares trade in the secondary market, a broker may charge a commission to execute a transaction in shares and an investor may incur the cost of the spread between the price at which a dealer will buy shares (bid) and the somewhat higher price at which a dealer will sell shares (ask). In addition, not only are there a limited number of institutions that act as authorized participants, direct trading by authorized participants is critical to ensuring that the Fund’s shares trade at or close to NAV. However, market makers are not obligated to make a market in the Fund’s shares nor are authorized participants obligated to execute purchase or redemption orders for Creation Units and, in times of market stress, circumstances could develop that could cause them to refrain from these activities or reduce their role. The absence of an active market could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

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Fixed Income Securities Risk. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of such securities generally decline. The prices of high-yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a fund’s net asset value.

Illiquid Investments Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments due to infrequent trading in such investments. The prices of such securities may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such securities without an unfavorable impact on prevailing market prices, or make it difficult for the Sub-Advisor to dispose of such securities at a fair price at the time the Sub-Advisor believes it is desirable to do so. In addition, the Fund’s investments in certain exchange-traded products, if any, may be subject to restrictions on the amount and timing of any redemptions. The Fund’s investments in such securities may restrict the Fund’s ability to take advantage of other market opportunities and adversely affect the value of the Fund’s portfolio holdings. The Fund’s investments also may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Issuer Risk. Changes in the financial condition of an issuer of or counterparty to a debt security, changes in specific economic or political conditions that affect a particular type of debt security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality) tend to be particularly sensitive to these changes and involve greater risk of default or price changes in the credit quality of the issuer.

Leverage Risk. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and, therefore, increase its volatility. There is no guarantee that the Fund will use leverage or if, when it does, that the Fund’s leveraging strategy will be successful. The Fund cannot guarantee that the use of leverage will produce a high return on an investment. The Sub-Advisor will segregate liquid assets or otherwise cover transactions that may give rise to leverage risk to the extent of the financial exposure to the Fund. This requirement limits the amount of leverage the Fund may have at any one time, but it does not eliminate leverage risk. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet segregation requirements.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. In fact, no matter how good a job the Sub-Advisor does, you could lose money on your investment in the Fund, just as you could with other investments. If the Sub-Advisor is incorrect in its assessment of the income, growth or price realization potential of the Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

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Market Risk. Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. For example, since December 2019, a novel strain of coronavirus has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from the coronavirus is difficult to predict, the extent to which the coronavirus may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the coronavirus and the actions taken by authorities and other entities to contain the coronavirus or treat its impact. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine, and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

Models and Data Risk. To the extent a model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities than a diversified fund. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Portfolio Turnover Risk. Higher portfolio turnover may result in the Fund paying increased transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover also may cause the Fund’s performance to be less than you expect.

Subsidiary Investment Risk. The Subsidiary’s principal investment strategies, investment objective and principal risks are substantially the same as the Fund. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In adhering to the Fund’s investment restrictions and limitations, the Advisor will treat the assets of the Subsidiary generally in the same manner as assets that are held directly by the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If this were to change and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.

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Tax Risk. To qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code, as well as meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. If, in any year, the Fund failed to qualify for the special tax treatment accorded a RIC and could not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so, the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. Many significant aspects of the U.S. federal income tax treatment of investments in cryptocurrencies are uncertain. An investment in Bitcoin Futures, even indirectly, is not expected to produce income that is treated as qualifying income for purposes of the income test applicable to RICs. Accordingly, to the extent the Fund invests in Bitcoin Futures that generate non-qualifying income, it intends to do so through the Subsidiary. The Internal Revenue Service has issued final Treasury Regulations that conclude that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Treasury Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, if applicable, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund may no longer be eligible to be treated as a RIC. The tax treatment of derivative instruments, such as Bitcoin Futures, may be adversely affected by changes in legislation, regulations or other legally binding authority. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of the Subsidiary, it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a RIC for one or more years. In this event, the Fund’s Board may authorize a significant change in investment strategy or other action.

In addition, certain of the Fund’s investments, such as Bitcoin Futures, when made directly may not produce qualifying income to the Fund for purposes of satisfying the qualifying income test (as described in the SAI), which must be met in order for the Fund to maintain its status as a RIC under the Internal Revenue Code. To the extent the Fund invests in Bitcoin Futures directly, the Fund will seek to restrict the resulting income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income). However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income requirement, or may not be able to accurately predict the non-qualifying income from these investments. Accordingly, the extent to which the Fund invests in Bitcoin Futures directly may be limited by the qualifying income requirement, which the Fund must continue to satisfy to maintain its status as a RIC.

Trading Risk. Shares of the Fund may trade above or below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV, as well as market supply and demand. When the market price of the Fund’s shares deviates significantly from NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. However, given that shares can be created and redeemed only in Creation Units at NAV, the Advisor and Sub-Advisor do not believe that large discounts or premiums to NAV will exist for extended periods of time. Although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

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OTHER INVESTMENT PRACTICES AND STRATEGIES

Temporary Defensive Positions. To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its total assets, without limitation, in cash, high-quality, short-term debt securities and money market instruments. The Fund may be invested in this manner for extended periods, depending on the Sub-Advisor’s assessment of market conditions. Debt securities and money market instruments include shares of other mutual funds, including short duration fixed-income ETFs (including affiliated ETFs), commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, repurchase agreements, and bonds that are rated BBB or higher. While the Fund is in a defensive position, the Fund may not achieve its investment objective. Furthermore, to the extent that the Fund invests in money market funds, the Fund would bear its pro rata portion of each such money market fund’s advisory fees and operational expenses.

Lending of Portfolio Securities. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). Such loans may be terminated at any time. Any such loans must be continuously secured by collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Please see the SAI for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available (i) in the SAI and (ii) on the Trust’s website at www.advisorshares.com. The Fund’s daily portfolio holdings information also will be available on the Trust’s website.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

AdvisorShares Investments, LLC, located at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814, serves as investment advisor of the Fund. As of March 1, 2022, the Advisor had approximately $2.14 billion in assets under management.

The Advisor continuously reviews, supervises and administers the Fund’s investment program. In particular, the Advisor provides investment and operational oversight of the Sub-Advisor. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor is entitled to receive an annual advisory fee of 0.90% based on the average daily net assets of the Fund. The Advisor pays the Sub-Advisor out of the advisory fee it receives from the Fund.

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The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.49% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If at any point it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Board may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

The Advisor may hire one or more sub-advisors to oversee the day-to-day portfolio management activities of the Fund. The sub-advisors would be subject to oversight by the Advisor. Pursuant to an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”), the Advisor, subject to certain conditions, has the right, without shareholder approval, to hire a new unaffiliated sub-advisor or materially amend the terms of a sub-advisory agreement with an unaffiliated sub-advisor when the Board and the Advisor believe that a change would benefit the Fund. The Prospectus will be supplemented when there is a significant change in the Fund’s sub-advisory arrangement.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement will be available in the Trust’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

INVESTMENT SUB-ADVISOR

Morgan Creek Capital Management, LLC is a registered investment advisory firm located at 301 W. Barbee Chapel Road, Suite 200, Chapel Hill, North Carolina 27517. The Sub-Advisor is responsible for selecting the Fund’s investments in accordance with the Fund’s investment objective, policies and restrictions. The Sub-Advisor provides investment advisory services to separately managed accounts and sub-advisory services to institutional clients, in addition to providing investment advisory services to the Fund. As of February 28, 2022, the Sub-Advisor had approximately $2.2 billion in assets under management.

A discussion regarding the basis for the Board’s most recent approval of the Fund’s investment sub-advisory agreement will be available in the Trust’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

PORTFOLIO MANAGER

The following portfolio manager is primarily responsible for the day-to-day management of the Fund.

Mark Yusko, Founder, Chief Executive Officer & Chief Investment Officer

Mr. Yusko is the Founder, CEO and Chief Investment Officer of the Sub-Advisor. He is also the Managing Partner of Morgan Creek Digital. Prior to founding the Sub-Advisor in 2004, Mr. Yusko was CIO and Founder of UNC Management Company, the endowment investment office for the University of North Carolina at Chapel Hill. Before that, he was Senior Investment Director for the University of Notre Dame Investment Office. Mr. Yusko has been at the forefront of institutional investing throughout his career. An early investor in alternative asset classes at Notre Dame, he brought the Endowment Model of investing to UNC, which contributed to significant performance gains for the Endowment. Mr. Yusko is again at the forefront of investing through Morgan Creek Digital, which was formed in 2018. Morgan Creek Digital is an early stage investor in blockchain technology, digital currency and digital assets through the firm’s Venture Capital and Digital Asset Index Fund. Mr. Yusko received a BA with Honors from the University of Notre Dame and an MBA in Accounting and Finance from the University of Chicago. Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund is available in the SAI.

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OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Fund’s shares. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Advisor, Sub-Advisor, The Bank of New York Mellon or any of their respective affiliates.

The Bank of New York Mellon, located at 240 Greenwich Street, New York, New York 10286, serves as the administrator, custodian, transfer agent and fund accounting agent for the Fund.

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Trust.

Tait, Weller & Baker LLP, located at Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

SHAREHOLDER INFORMATION

CALCULATING NET ASSET VALUE

The Fund calculates NAV by (i) taking the current market value of its total assets, (ii) subtracting any liabilities, and (iii) dividing that amount by the total number of shares owned by shareholders.

The Fund calculates NAV once each business day as of the regularly scheduled close of normal trading on the New York Stock Exchange, LLC (the “NYSE”) (normally 4:00 p.m. Eastern Time). The NYSE is typically closed on weekends and most national holidays.

In calculating NAV, the Fund generally values its portfolio investments at market prices. If market prices are unavailable or the Fund thinks that they are unreliable, or when the value of a portfolio holding has been materially affected by events occurring after the relevant market closes, the Fund will price those portfolio holdings at fair value as determined in good faith using methods approved by the Board. With respect to U.S.-traded securities with readily available pricing, it is expected that there would be limited circumstances in which the Fund would use fair value pricing – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

The use of fair valuation in pricing a portfolio holding involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the portfolio holding might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund’s holdings can be found in the SAI.

PREMIUM/DISCOUNT AND BID/ASK SPREAD INFORMATION

The price of the Fund’s shares is based on market price, which may differ from the Fund’s daily NAV per share and can be affected by market forces of supply and demand, economic conditions and other factors. Information showing the number of days that the market price of the Fund’s shares was greater than the Fund’s NAV per share (i.e., at a premium) and the number of days it was less than the Fund’s NAV per share (i.e., at a discount) for various time periods is available by visiting the Fund’s website at www.advisorshares.com. Also available on the Fund’s website is information about bid-ask spreads.

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DIVIDENDS AND DISTRIBUTIONS

The Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually.

ACTIVE INVESTORS AND MARKET TIMING

Shares of the Fund are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve the Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing, such as dilution, disruption of portfolio management, increases in the Fund’s trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a participant agreement between the Distributor and an authorized participant, either in exchange for (i) a basket of securities that mirrors the composition of the Fund’s portfolio and a specified amount of cash or (ii) cash. The Fund also imposes transaction fees on such Creation Unit transactions that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

BOOK-ENTRY

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company (“DTC”), or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies). These procedures are the same as those that apply to any stocks that you hold in book-entry or “street name” through your brokerage account.

INVESTING IN THE FUND

For more information on how to buy and sell shares of the Fund, call the Trust at 877.843.3831 or visit the Fund’s website at www.advisorshares.com.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services. The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of its average daily net assets. If a service provider provides distribution services, the Distributor will pay the service provider out of its distribution fees.

No distribution fees are currently charged to the Fund; there are no plans to impose distribution fees, and no distribution fees will be charged for at least one year from the date of this Prospectus. However, to the extent distribution fees are charged in the future, because the Fund would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and would increase the cost of your investment. At such time as distribution fees are charged, the Fund will notify investors by adding disclosure to the Fund’s website and in the Fund’s Prospectus. Any distribution fees will be approved by the Board.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax law, which may be changed by legislative, judicial or administrative action. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account. More information about taxes is located in the SAI.

You are urged to consult your tax advisor regarding specific questions as to U.S. federal, state and local income taxes.

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Tax Status of the Fund

The Fund intends to elect and qualify for the special tax treatment afforded to a RIC under the Internal Revenue Code. As long as the Fund qualifies for treatment as a RIC, it pays no federal income tax on the earnings it timely distributes to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when:

●	the Fund makes distributions;

●	you sell Fund shares; and

●	you purchase or redeem Creation Units (authorized participants only).

Tax Status of Distributions

●	The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains income.

●	The Fund’s distributions from income and net short-term capital gains will generally be taxed to you as ordinary income. For non-corporate shareholders, dividends reported by the Fund as qualified dividend income are generally eligible for reduced tax rates applicable to long-term capital gains, provided holding period and other requirements are met. Qualified dividend income generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. For such dividends to be taxed as qualified dividend income to a non-corporate shareholder, the Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of the Fund’s shares. Holding periods may be suspended for these purposes for stock that is hedged. In general, dividends received by the Fund from another ETF taxable as a RIC may be distributed and reported as qualified dividend income by the Fund to the extent the dividend distributions are distributed and reported as qualified dividend income by the other ETF. Certain of the Fund’s investment strategies will limit its ability to distribute dividends eligible to be reported as qualified dividend income.

●	Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund (directly or in some cases indirectly) from U.S. corporations, subject to certain limitations. The Fund’s investment strategies will limit its ability to distribute dividends eligible for the dividends received deduction for corporate shareholders.

●	Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned their shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions from the Fund’s short-term capital gains are generally taxable as ordinary income. Any distributions of net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) that you receive from the Fund generally are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are taxed to non-corporate shareholders at reduced tax rates.

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●	Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

●	In general, your distributions are subject to federal income tax for the year in which they are paid. However, distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

●	Under recently issued final Treasury Regulations, a RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Internal Revenue Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by the Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service.

●	Shortly after the close of each calendar year, the Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits, and net capital gain distributions received from the Fund.

●	You may wish to avoid investing in the Fund (or your broker) shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares. Any loss realized on a sale will be disallowed to the extent shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Fund shares. The ability to deduct capital losses may be limited.

Derivatives and Complex Securities

The Fund may invest in complex securities such as futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect the Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to the Fund, cause income or gain to be recognized even though corresponding cash is not received by the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund. Additional information regarding the Fund’s investments in complex securities can be found in the Fund’s SAI.

In order for the Fund to qualify as a RIC under Subchapter M of the Internal Revenue Code, the Fund must, among other requirements detailed in the SAI, derive at least 90% of its gross income each taxable year from qualifying income and must satisfy certain asset diversification requirements (as described in more detail in the SAI). The Fund will attempt to restrict its income from Bitcoin Futures that it believes do not generate qualifying income, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income). However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income requirement, or may not be able to accurately predict the non-qualifying income from these investments.

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To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund may no longer be eligible to be treated as a RIC. The tax treatment of derivative instruments, such as Bitcoin Futures, may be adversely affected by changes in legislation, regulations or other legally binding authority. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of the Subsidiary, it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a RIC for one or more years. In this event, the Fund’s Board may authorize a significant change in investment strategy or other action.

Accordingly, the extent to which the Fund invests in Bitcoin Futures directly may be limited by the requirements of Subchapter M of the Internal Revenue Code, which the Fund must continue to satisfy to maintain its status as a RIC. Failure to comply with such requirements would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

A U.S. person, including the Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Internal Revenue Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. Because of its investment in the Subsidiary, the Fund is a U.S. Shareholder in a CFC. As a U.S. Shareholder, the Fund is required to include in gross income for U.S. federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC’s “Subpart F” income (discussed further below) and any “global intangible low-taxed income” (“GILTI”) for the CFC’s taxable year ending within the Fund’s taxable year whether or not such income is actually distributed by the CFC. GILTI generally includes the active operating profits of the CFC, reduced by a deemed return on the tax basis of the CFC’s depreciable tangible assets.

The Fund may gain some of its exposure to the bitcoin markets through its investment in its own Subsidiary, which invests directly in Bitcoin Futures. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the bitcoin markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Internal Revenue Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in its Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” In addition, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, if applicable, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary.

Subpart F income and GILTI are treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to the Fund and thus will not be available to offset income or capital gain generated from the Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent the Fund invests in the Subsidiary and recognizes “Subpart F” income or GILTI in excess of actual cash distributions from the Subsidiary, if any, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. “Subpart F” income also includes the excess of gains over losses from transactions (including futures, forward and other similar transactions) in commodities.

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The Fund’s recognition of any “Subpart F” income or GILTI from an investment in the Subsidiary will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund, including in redemption of the Subsidiary’s shares, will be tax free, to the extent of the Subsidiary’s previously undistributed “Subpart F” income or GILTI, and will correspondingly reduce the Fund’s tax basis in the Subsidiary, and any distributions in excess of the Fund’s tax basis in the Subsidiary will be treated as realized gain. Any losses with respect to the Fund’s shares of the Subsidiary will not be currently recognized. The Fund’s investment in the Subsidiary will potentially have the effect of accelerating the Fund’s recognition of income and causing its income to be treated as ordinary income, regardless of the character of the Subsidiary’s income. If a net loss is realized by the Subsidiary, such loss is generally not available to offset the income earned by the Fund. In addition, the net losses incurred during a taxable year by the Subsidiary cannot be carried forward by the Subsidiary to offset gains realized by it in subsequent taxable years. The Fund will not receive any credit in respect of any non-U.S. tax borne by the Subsidiary.

If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the SAI for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC.

Foreign Taxes

Dividends, interest, and other income received by the Fund and the ETFs in which the Fund invests with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund of funds” under the Internal Revenue Code. The Fund will be treated as a “qualified fund of funds” under the Internal Revenue Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs. The Fund (or its administrative agent) will notify you if it makes any of the aforementioned elections and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Net Investment Income Tax

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” including interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The 30% withholding tax generally will not apply to distributions of net capital gain. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

Backup Withholding

The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

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Taxes on Creation and Redemption of Creation Units

An authorized participant who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between (a) the sum of the market value of the Creation Units at the time and any net cash received, and (b) the sum of the purchaser’s aggregate basis in the securities surrendered and any net cash paid for the Creation Units. An authorized participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between (x) the sum of the redeemer’s basis in the Creation Units and any net cash paid, and (y) the sum of the aggregate market value of the securities received and any net cash received. The Internal Revenue Service, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” by an authorized participant that does not mark-to-market its holdings, or on the basis that there has been no significant change in economic position. Authorized participants should consult their own tax advisor with respect to whether wash sales rules apply and when a loss might be deductible.

The Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

The Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences to you of an investment in the Fund under all tax laws applicable to you.

More information about taxes is in the SAI.

FINANCIAL HIGHLIGHTS

The Fund’s financial information is not yet available because the Fund has not commenced operations.

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ADVISORSHARES MANAGED BITCOIN STRATEGY ETF

Advisor	AdvisorShares Investments, LLC 4800 Montgomery Lane, Suite 150 Bethesda, Maryland 20814
Sub-Advisor	Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road, Suite 200 Chapel Hill, North Carolina 27517
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004
Administrator, Custodian & Transfer Agent	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

ADDITIONAL INFORMATION

Additional and more detailed information about the Fund is included in the Fund’s SAI. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (http://www.sec.gov), which contains the SAI, material incorporated by reference, and other information about the Fund. You may request documents from the SEC, upon payment of a duplication fee, by emailing the SEC at publicinfo@sec.gov.

You may obtain a copy of the SAI and the Annual and Semi-Annual Reports, when available, without charge by calling 877.843.3831, visiting the website at www.advisorshares.com, or writing to the Trust at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814. Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports. Also in the Fund’s Annual Report will be a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust’s SEC Investment Company Act File Number is 811-22110.

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Statement of Additional Information

ADVISORSHARES TRUST

4800 Montgomery Lane

Suite 150

Bethesda, Maryland 20814

877.843.3831

www.advisorshares.com

March 30, 2022

AdvisorShares Trust (the “Trust”) is an investment company offering professionally managed investment portfolios. This Statement of Additional Information (the “SAI”) relates to shares of the following series (the “Fund”):

AdvisorShares Managed Bitcoin Strategy ETF (NYSE Arca Ticker: CRYP)

This SAI is not a prospectus. It should be read in conjunction with the Fund’s prospectus dated March 30, 2022, as revised and/or supplemented from time to time (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. Copies of the Prospectus are available, without charge, upon request by contacting the Trust at the address or telephone number above. Shares of the Fund are subject to listing on NYSE Arca, Inc. (the “Exchange”) and will trade in the secondary market.

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GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on July 30, 2007. The Trust is permitted to offer separate series (i.e., funds) and additional series may be created from time to time. As of the date of this SAI, the Trust consists of 28 separate funds. This SAI relates only to the Fund.

Each share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees of the Trust (the “Board”) with respect to the Fund, and in the net distributable assets of the Fund on liquidation. All payments received by the Trust for shares of the Fund belong to the Fund. The Fund has its own assets and liabilities.

The shares of the Fund are subject to approval for listing on the Exchange and, as described in the Fund’s Prospectus, will trade on the Exchange at market prices that may be below, at, or above net asset value (“NAV”) per share of the Fund.

The Fund offers and issues shares at NAV in aggregated lots (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (i) a basket of individual securities (the “Deposit Securities”) and an amount of cash (the “Cash Component”) or (ii) the deposit of cash totaling the NAV of the Creation Units. Similarly, shares of the Fund are redeemable only in Creation Unit Aggregations and, generally, in exchange for (i) portfolio securities and a specified cash payment or (ii) only a specified cash payment. Whether the Fund’s Creation Units are issued or redeemed principally in-kind or in cash depends on the composition of the Fund’s investment portfolio at the time of the transaction, which varies in accordance with its principal investment strategy. With respect to in-kind transactions, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with U.S. Securities and Exchange Commission (“SEC”) requirements applicable to management investment companies offering redeemable securities. See the “Purchase and Redemption of Creation Units” section for detailed information.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

AdvisorShares Investments, LLC (the “Advisor”) serves as the investment advisor to the Fund, which is a non-diversified open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The day-to-day portfolio management of the Fund is provided by Morgan Creek Capital Management, LLC (the “Sub-Advisor”), the Fund’s investment sub-advisor, and is subject to the oversight of the Advisor and the Board. The Fund’s investment objective and principal investment strategies, as well as other important information, are described in the Fund’s Prospectus, which should be read together with this SAI. The investment objective of the Fund is non-fundamental and may be changed without the approval of shareholders.

The Sub-Advisor selects securities for the Fund’s investment pursuant to an “active” management strategy for security selection and portfolio construction and seeks to achieve its investment objective by investing in (i) U.S. ETFs that invest in U.S. exchange-traded bitcoin futures contracts (“Bitcoin ETFs”), (ii) U.S. exchange-traded bitcoin futures contracts (“Bitcoin Futures”), and (iii) U.S. government securities, money market funds and short duration fixed income ETFs, and cash and cash equivalents (“Collateral”). The Fund initially will invest in Bitcoin ETFs and Collateral, adding Bitcoin Futures as it gains assets and investment opportunities arise in accordance with its strategy. The Fund may invest a small percentage of its assets directly in Bitcoin Futures and, when the opportunity arises, the Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) that invests in Bitcoin Futures. The purpose of the investment in the Subsidiary is to provide the Fund with exposure to Bitcoin Futures within the limits of the federal tax requirements applicable to investment companies. As a result, the Fund may be considered to be investing indirectly in the investments of its Subsidiary. For that reason, and for the sake of convenience, references in this SAI to the Fund may also include the Subsidiary. The Subsidiary is not registered under the 1940 Act and is not a regulated investment company (“RIC”) under the Internal Revenue Code of 1986 (the “Internal Revenue Code”). The Board, however, has oversight responsibility for the investment activities of the Fund, including its investment in its Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary is organized, respectively, could result in the inability of the Fund and/or its Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders. The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.

To the extent the Fund invests a significant portion of its assets in Bitcoin ETFs, it will be operating as a “fund of funds” that seeks to achieve its investment objective by investing primarily in other ETFs, as described in the Prospectus. To the extent the Fund is a fund of funds, it will be indirectly subject to the risks associated with the portfolio securities and investment techniques of its underlying ETFs as well as the fees and expenses. As used in this section, the term “Fund” includes, when describing certain types of investments, the ETFs in which the Fund invests.

The investment techniques and instruments described below and in the Prospectus may, consistent with the Fund’s investment objective and investment policies, be used by the Fund if, in the opinion of the Advisor or the Sub-Advisor, such strategies will be advantageous to the Fund. The Fund may not invest in all of the instruments and techniques described below. In addition, the Fund is free to reduce or eliminate its activity with respect to any of the investment techniques described below without changing the Fund’s fundamental investment policies, and the Fund will periodically change the composition of its portfolio to best meet its investment objective. For more information about the Fund’s principal strategies and risks, please see the Prospectus.

Bitcoin-Related Investments

Bitcoin is a digital asset which serves as the unit of account on an open source, decentralized, peer-to-peer computer network. Bitcoin may be used to pay for goods and services, stored for future use, or converted to a fiat currency. The value of bitcoin is not backed by any government, corporation, or other identified body, and its value is determined in part by the supply of and demand for bitcoin in the markets that have been organized to facilitate its trading. The Fund will not invest directly in bitcoin or hold bitcoin directly.

No individual entity owns or operates the bitcoin network, which governs bitcoin’s creation, movement, and ownership. The source code for the network is open source, and anyone can contribute to its development. The infrastructure of the network is collectively maintained by its participants, which include miners, developers, and users. Miners validate transactions and are currently compensated for that service in bitcoin. Developers maintain and contribute updates to the network’s protocols. Users access the network using open source software.

Bitcoin is maintained on a digital transaction ledger commonly known as a “blockchain.” The term “blockchain” refers to a type of peer-to-peer distributed ledger, or decentralized database, that keeps continuously updated digital records of who owns a particular asset (e.g., such as cryptocurrencies like bitcoin). Blockchain is secured using cryptography and facilitates the process of recording transactions and tracking assets in a business network. Blockchain derives its name from the way it stores transaction data — as unchangeable, digitally recorded data in packages called “blocks” that are linked together to form a chain. Blocks record and confirm the time and sequence of transactions, which are then logged into the blockchain network. Accordingly, the blockchain for bitcoin contains a record and transaction history for each bitcoin.

The transactions of such currencies on a blockchain are verified by cryptocurrency “miners.” Crypto-mining involves using specialized computer software and hardware to solve a highly complex mathematical equations presented by bitcoin’s protocol. Generally, when a successful validation occurs, the successful miner is permitted to add a block of transactions to the blockchain. The new block is then confirmed through acceptance by a majority of participants who maintain versions of the blockchain on their individual computers. Successful miners are rewarded with new bitcoin, and are thus incentivized to validate transactions and to secure the network. This reward system is the means by which new bitcoin enters circulation and is the mechanism by which versions of the blockchain held by users on a decentralized network are kept in consensus.

Bitcoin’s protocol is an open source project with no official company or group that controls the source. Therefore, the release of updates to the protocol does not guarantee that the updates will be automatically adopted by all participants. Users and miners must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those bitcoin users and miners who choose to download it. As a practical matter, a modification to the source code becomes part of the network only if it is accepted by participants that collectively have a majority of the processing power on the network. If a modification is accepted by a smaller percentage of users and miners, a “fork” occurs, whereby one network will run the pre-modification source code and the other network will run the modified source code.

Bitcoin Futures

The price of Bitcoin Futures is based on the expected price of bitcoin on certain exchanges on the expiration date of the Bitcoin Futures contract. Bitcoin Futures prices reflect the price of bitcoin on certain exchanges only, and not the bitcoin cash market. The liquidity of the market for Bitcoin Futures depends on, among other things: the supply and demand for Bitcoin Futures; the supply and demand for bitcoin; the adoption of bitcoin for commercial uses; the anticipated increase of investments in bitcoin-related investment products by retail and institutional investors; speculative interest in bitcoin, Bitcoin Futures, and bitcoin-related investment products; regulatory or other restrictions on investors’ ability to invest in Bitcoin Futures; and the potential ability to hedge against the price of bitcoin with Bitcoin Futures (and vice versa).

The market for Bitcoin Futures may be illiquid. This means that the Subsidiary may not be able to buy and sell Bitcoin Futures quickly or at the desired price. For example, it is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A materially adverse development in one or more of the factors on which the liquidity of the market for Bitcoin Futures depends may cause the market to become illiquid, for short or long periods. In such markets, the Subsidiary may not be able to buy and sell Bitcoin Futures quickly (or at all) or at the desired price. Market illiquidity may cause losses for the Fund. Additionally, the large size of the futures positions which the Subsidiary may acquire increases the risk of illiquidity, as larger positions may be more difficult to fully liquidate, may take longer to liquidate, and, as a result of their size, may expose the Fund to potentially more significant losses while trying to do so.

Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity with respect to some financial instruments and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for the Fund to buy or sell futures contracts or other financial instruments.

Bitcoin and its trading venues are relatively new and not subject to the same regulations as regulated securities or futures exchanges. As a result, markets for bitcoin may be subject to manipulation or fraud and may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Investors in bitcoin may lose money, possibly the entire value of their investments. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, a flaw or operational issue in bitcoin’s network or an increase in users favoring competing digital assets and cryptocurrencies. Cryptocurrency is a new technological innovation with a limited history; it is a highly speculative asset, and the Fund’s exposure to bitcoin-linked assets could result in substantial losses.

Additional risks relating to bitcoin and Bitcoin Futures are set forth below:

●	Risks of Manipulation and Fraud. There is no central registry showing which individuals or entities own bitcoin. It is possible that bitcoin may be concentrated in a small group of early adopters, and there are no regulations preventing a large holder of bitcoin from selling such holdings (which could depress the price of bitcoin) or otherwise attempting to manipulate the price of bitcoin. Malicious actors could theoretically structure an attack whereby such actors gains control of more than half of the bitcoin network’s processing power, thereby allowing them to exert unilateral control over the addition of blocks to the bitcoin blockchain. This would allow a malicious actor to engage in “double spending” (i.e., use the same bitcoin for two or more transactions), prevent other transactions from being confirmed on the blockchain, or prevent other miners from mining any valid new blocks. Any of these events could adversely affect the price of bitcoin, reduce user confidence in bitcoin and its trading venues; and slow (or even reverse) the further adoption of bitcoin.

●	Price Volatility. The price of bitcoin has experienced periods of extreme volatility and may change without warning in the future. This volatility is due to a number of factors, including the supply and demand for bitcoin, concerns about potential fraud or manipulation of the price of bitcoin and the safety of bitcoin, market perceptions of the value of bitcoin as an investment, continuing development of the regulations applicable to bitcoin, and the changes exhibited by an early-stage technological innovation. Speculation regarding the potential future appreciation in the price of bitcoin may artificially inflate or deflate the price of bitcoin, while government regulation or the perception of regulatory actions may cause a drop in the price of bitcoin.

●	Market Fragmentation. Market participants trading Bitcoin Futures may seek to “hedge” their exposure to such contracts by taking offsetting positions in bitcoin. Fragmentation may require market participants to analyze multiple prices, which may be inconsistent and quickly changing. Fragmentation also may require market participants to potentially fill their positions through a number of transactions on different exchanges. These factors potentially increase the cost and uncertainty of trading bitcoin and may decrease the effectiveness of using transactions in bitcoin to help manage or offset positions in Bitcoin Futures. Market participants who are unable to fully or effectively manage or hedge their positions in Bitcoin Futures typically would be expected to widen the bid-ask spreads on such contracts, which could potentially decrease the trading volume and liquidity of such contracts and have a negative impact on the price of such contracts.

●	Internet Functionality and Cyber-Threats. Blockchain technology and the bitcoin network functionality rely on the Internet. A significant disruption or interruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies, the bitcoin network, the price of bitcoin and Bitcoin Futures. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

●	Increased Competition from Other Digital Assets. Bitcoin, as an asset, currently holds a “first-to-market” advantage over other digital assets. Bitcoin’s network currently has the largest user base of any digital asset and the largest combined mining power in use to secure its blockchain. While having a large mining network enhances user confidence regarding the security of the blockchain, it also increases the difficulty of solving for bitcoins, which at times may incentivize miners to mine other cryptocurrencies. It is possible that real or perceived shortcomings in the bitcoin network could result in a decline in popularity of bitcoin, leading to other digital currencies becoming more widely accepted than bitcoin. A decline in the adoption of bitcoin could have a negative impact on the price of bitcoin and Bitcoin Futures. Similarly, if the transaction fees that miners receive for mining bitcoin are not sufficiently high, or if transaction fees increase to the point of being prohibitively expensive for users, miners may not have an adequate incentive to continue mining and may cease their mining operations. If miners reduce or cease their mining operations, it could decrease the speed at which blocks are added to the blockchain and result in material delays in transaction confirmation time. Any reduction in confidence in the confirmation process of the bitcoin network may adversely affect the utility and price of bitcoin, which may negatively impact the Bitcoin Futures.

Additionally, a lack of expansion or a reduction in usage of bitcoin could adversely affect bitcoin trading venues, which may have a negative impact on the market for Bitcoin Futures and the performance of the Fund. There is no assurance that bitcoin usage, or the market for Bitcoin Futures, will continue to grow over the long-term, and a contraction in the use of bitcoin may result in a lack of liquidity in bitcoin trading, increased volatility in the price of bitcoin, and other negative consequences.

●	Legal and Regulatory Risks. Regulatory initiatives by governments may impact the use of bitcoin or the operation of its network in a manner that adversely affects Bitcoin Futures. As bitcoin and other digital assets have grown in popularity and market size, certain U.S. federal and state governments, foreign governments and self-regulatory agencies have begun to examine the operations of bitcoin, cryptocurrencies and other digital assets. Regulation of cryptocurrencies, like bitcoin, and initial coin offerings in the U.S. and foreign jurisdictions could restrict the use of bitcoin or impose other requirements that may adversely impact the liquidity and price of bitcoin. The regulation of bitcoin, digital assets and related products and services continues to evolve. This regulatory landscape may make it more difficult for bitcoin businesses to provide services, which may impede the growth of the bitcoin economy and have an adverse effect on consumer adoption of bitcoin. There is a possibility of future regulatory change altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to operate. Additionally, to the extent that bitcoin itself is determined to be a security, futures or other regulated asset, or to the extent that a United States or foreign government or quasi-governmental agency exerts regulatory authority over the bitcoin network or bitcoin trading, Bitcoin Futures may be adversely affected.

With the growing adoption of bitcoin and the significant increase in speculative activity surrounding bitcoin and cryptocurrencies, third parties may be increasingly motivated to assert intellectual property rights claims relating to the operation of the bitcoin network or applications built upon the its blockchain. Any threatened action that reduces confidence in the network’s or the blockchain’s long-term viability or the ability of end-users to hold and transfer bitcoin may adversely affect the price of bitcoin and adversely affect the Bitcoin Futures. As a result, an intellectual property rights claim against the bitcoin network participants could have a material adverse impact on the Fund.

●	Risks of “Forks.” Bitcoin’s protocol was built using open source software by a small group of developers who help develop and maintain the original version of bitcoin. The open source nature of the protocol permits any developer to review the underlying code and suggest changes. If accepted by a sufficient number of miners, such changes may result in substantial changes to the network, including changes that result in “forks” in the protocol. The bitcoin network has already experienced two major forks after developers attempted to increase transaction capacity. Blocks mined on these new “forked” networks now diverge from blocks mined on the original network, resulting in the creation of two new blockchains whose digital assets are referred to as “Bitcoin Cash” and “Bitcoin Gold.” Bitcoin, Bitcoin Cash and Bitcoin Gold now operate as separate, independent networks. It is possible that the price of the Bitcoin Futures subsequent to a “fork” may be linked to the price of bitcoin on only one of the resulting networks, rather than the aggregate price of bitcoin on all resulting networks. It is possible that forks and similar events could have an adverse effect on the price of bitcoin and the Bitcoin Futures in which the Fund invests.

Borrowing

While the Fund does not anticipate doing so, the Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund may use leverage during periods when the Sub-Advisor believes that the Fund’s investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities the Sub-Advisor deems appropriate as may be necessary in connection with any borrowings for extraordinary or emergency purposes, in which event such pledging may not exceed 15% of the Fund’s assets, valued at cost.

Fixed Income Securities

The Fund may invest in fixed income securities. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect an investing Fund’s NAV. Additional information regarding fixed income securities is described below.

●	Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

●	Creditor Liability and Participation on Creditors Committees. Generally, when a fund holds bonds or other similar fixed income securities of an issuer, the fund becomes a creditor of the issuer. If the Fund is a creditor of an issuer it, may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when the Sub-Advisor believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund. Further, the Sub-Advisor has the authority to represent the Trust, or the Fund, on creditors committees or similar committees and generally with respect to challenges related to the securities held by the Fund relating to the bankruptcy of an issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself.

●	Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

●	Bank Obligations. Bank obligations may include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third-party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements with remaining maturities of more than seven days and other illiquid assets. Subject to the Trust’s limitation on concentration, as described in the “Investment Restrictions” section below, there is no limitation on the amount of the Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

Debt Securities. Fixed income securities are debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date, as discussed above. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate debt securities, government securities, municipal securities, convertible securities, and mortgage-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and currency risk.

●	Commercial Paper. The Fund may invest in commercial paper. Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody’s.

●	Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Futures Contracts

The Fund will buy and sell futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Fund may use futures contracts in seeking to gain exposure to a particular market, index or instrument, or other risk management purposes. To the extent the Fund and, if applicable, the Subsidiary are considered commodity pools, the Advisor will register with the CFTC as a commodity pool operator (“CPO”) and the Sub-Advisor will register with the CFTC as a commodity trading advisor (“CTA”), as necessary. By registering with the CFTC, the Fund, the Subsidiary, the Advisor, and the Sub-Advisor, as applicable, will be subject to regulation by the CFTC and the National Futures Association. Compliance with the CFTC’s additional regulatory requirements may increase the Fund’s operating expenses.

Generally, contracts are closed out or “rolled” prior to the expiration date of the contract. When the Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

There are significant risks associated with the Fund’s use of futures contracts, including the following: (1) there may be imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures, (2) there may not be a liquid secondary market for a futures contract, (3) trading restrictions or limitations may be imposed by an exchange, and (4) government regulations may restrict trading in futures contracts. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Illiquid Investments

The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and the Fund’s policies and procedures.

The Fund may not be able to sell illiquid investments when the Advisor considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations and such investments may have an adverse impact on NAV.

Investments in Other Investment Companies

The Fund intends to invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a fund may invest in the securities of another investment company (the “acquired company”) provided that the fund, immediately after such purchase or acquisition, does not own in the aggregate (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the fund, or (iii) securities issued by the acquired company and all other investment companies (other than U.S. Treasury stock of the fund) having an aggregate value in excess of 10% of the value of the total assets of the fund. A fund also may invest in the securities of other investment companies if the fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. Section 12(d)(1)(B) prohibits another investment company from selling its shares to the fund if, after the sale (i) the fund owns more than 3% of the other investment company’s voting stock or (ii) the fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Fund will only make such investments in conformity with the requirements of Subchapter M of the Internal Revenue Code for qualification as a RIC.

As a shareholder of another investment company, the Fund and its shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Lending of Portfolio Securities

The Fund may lend portfolio securities (excluding bitcoin futures contracts) to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Advisor, Sub-Advisor or their affiliates, unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third-party for acting as the Fund’s securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities, as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Fund’s securities lending arrangements are subject to Board approval. In addition, to the extent the Fund engages in securities lending, the Board has adopted procedures that are reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Leverage

The Fund intends to use leveraged investment techniques in pursuing its investment objective. Leverage exists when the Fund achieves the right to a return on a capital base that exceeds the Fund’s assets. Utilization of leverage involves special risks and should be considered to be speculative. Specifically, leverage creates the potential for greater gains to during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage is likely to cause higher volatility of the NAV of the Fund’s shares. Leverage may also involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest that would decrease the Fund’s total return to shareholders.

Portfolio Turnover

Portfolio turnover may vary from year to year, as well as within a year. Generally, the higher the Fund’s rate of portfolio turnover, the higher the transaction costs borne by the Fund and its long-term shareholders. In addition, the Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because the Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate.

Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions, which may be deemed to be loans. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Sub-Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Sub-Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. However, the Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its assets. Reverse repurchase agreements involve sales of portfolio assets by the Fund concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash, cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

U.S. Government Securities

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Government National Mortgage Association (“Ginnie Mae”), Small Business Administration, Federal Farm Credit Administration, Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), Federal Land Banks, Federal Intermediate Credit Banks, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, National Credit Union Administration, and Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

In September 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the terms of the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (“SPAs”), the U.S. Treasury has pledged to provide a limited amount of capital per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. In May 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs from $100 billion to $200 billion per instrumentality. In December 2009, the U.S. Treasury amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios. Also in December 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they are now required to transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a certain capital reserve amount. On September 30, 2019, the U.S. Treasury and the FHFA announced that they had agreed to modifications to the SPAs that will permit Fannie Mae and Freddie Mac to retain additional earnings in excess of the $3 billion capital reserves previously permitted by their SPAs, increasing the amounts to $25 billion and $20 billion, respectively. However, shareholders of Freddie Mac and Fannie Mae have since sued the U.S. Government over the profit sweep, contending that it was a breach of contract and an improper taking of private property without just compensation. Both of these legal arguments continue to move forward through various courts and could influence the U.S. Government’s policy towards the mortgage financial system. In addition, initiatives from the Trump administration, such as reductions to the corporate tax rate, could affect the value of certain assets held by Fannie Mae and Freddie Mac.

Until further action is taken, the actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful. Other U.S. government securities the Fund may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority and District of Columbia Armory Board. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if the Sub-Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

The Fund may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”) or any similar program sponsored by the U.S. Government. STRIPS may be sold as zero coupon securities. See “Zero Coupon Bonds” for additional information.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. Government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. Government is permitted to borrow to meet its existing obligations and finance current budget deficits. On August 2, 2019, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2019, which suspends the statutory debt limit through July 31, 2021. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected.

When-Issued, Delayed-Delivery and Forward Commitment Securities

The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued, delayed-delivery or forward commitment basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. The Fund will not purchase securities on a when-issued, delayed-delivery or forward commitment basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued, delayed-delivery or forward commitment securities. The Trust does not believe that the Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued, delayed-delivery or forward commitment basis.

Zero Coupon Bonds

The Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their un-matured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of STRIPS. While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

Recent Market Events

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the United States and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Periods of market volatility may continue to occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from the coronavirus is difficult to predict, the extent to which the coronavirus may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the coronavirus and the actions taken by authorities and other entities to contain the coronavirus or treat its impact.

Cybersecurity

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Fund) and their service providers (including the Advisor and Sub-Advisor) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, Sub-Advisor or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Fund may also incur substantial costs for cybersecurity risk management in order to prevent cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. While the Advisor has established business continuity plans and systems designed to minimize the risk of cyber-attacks through the use of technology, processes and controls, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified given the evolving nature of this threat. The Fund relies on third-party service providers for many of its day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

INVESTMENT RESTRICTIONS

Except with respect to the Fund’s fundamental policy relating to borrowing, if a percentage limitation in a policy below is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value will not result in a violation of such restriction.

Fundamental Policies of the Fund

The investment limitations listed below are fundamental policies of the Fund and cannot be changed with respect to the Fund without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The 1940 Act presently allows a fund to (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets at the time of the loan, and (3) enter into reverse repurchase agreements.

2.	Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

3.	Make loans, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate and (b) invest in securities or other instruments issued by issuers that invest in real estate.

5.	Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6.	Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the “Securities Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

7.	Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries except that the Fund may invest more than 25% of its total assets in investments that provide exposure to bitcoin and/or Bitcoin Futures. (The limitation against industry concentration does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to shares of investment companies; however, the Fund will not invest more than 25% of its net assets in any investment company that so concentrates.)*

CONTINUOUS OFFERING

The method by which Creation Units are created and sold may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing a creation order, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus-delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus-delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

*	For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective depositary receipt, if applicable.

The Advisor may purchase Creation Unit Aggregations through a broker-dealer to “seed” the Fund as it is launched, or may purchase shares from other broker-dealers that have previously provided “seed” for the Fund when it was launched or otherwise in secondary market transactions, and because the Advisor may be deemed an affiliate of the Fund, the shares are being registered to permit the resale of these shares from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Advisor of these shares.

The Advisor intends to sell all or a portion of the shares owned by it and offered hereby from time to time directly or through one or more broker-dealers. The shares may be sold on any national securities exchange on which the shares may be listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions. The Advisor may use any one or more of the following methods when selling shares:

●	ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;

●	privately negotiated transactions;

●	through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and

●	any other method permitted pursuant to applicable law.

The Advisor may also loan or pledge shares to broker-dealers that in turn may sell such shares, to the extent permitted by applicable law. The Advisor may also enter into options or other transactions with broker-dealers or other financial institutions or the creation of one or more derivative securities which require the delivery to such broker-dealer or other financial institution of shares, which shares such broker-dealer or other financial institution may resell.

The Advisor and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(11) of the Securities Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. The Advisor who may be deemed an “underwriter” within the meaning of Section 2(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act.

The Advisor has informed the Fund that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute the shares. Upon the Fund being notified in writing by the Advisor that any material arrangement has been entered into with a broker-dealer for the sale of shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a supplement to this SAI will be filed, if required, pursuant to Rule 497 under the Securities Act, disclosing (i) the name of the Advisor and the name(s) of the participating broker-dealer(s), (ii) the number of shares involved, (iii) the price at which such shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the Fund’s Prospectus and SAI, and (vi) other facts material to the transaction.

The Advisor and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934 (the “Exchange Act”) and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of the shares to engage in market-making activities with respect to the shares. All of the foregoing may affect the marketability of the shares and the ability of any person or entity to engage in market-making activities with respect to the shares. There is a risk that the Advisor may redeem its investments in the Fund or otherwise sell its shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund and its shares.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

Shares of the Fund are listed and traded on the Exchange at prices that may differ to some degree from the Fund’s NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor, Sub-Advisor and Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances, the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Sub-Advisor believes that the ability of the Fund to participate in higher volume transactions generally will be beneficial to the Fund.

Brokerage Selection. The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Sub-Advisor is not required to select a broker-dealer based on the lowest commission rate available for a particular transaction. In such cases, the Sub-Advisor may pay a higher commission than otherwise obtainable from other brokers in return for brokerage research services provided to the Sub-Advisor consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). Section 28(e) provides that an advisor may cause a fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as the advisor makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent the Sub-Advisor obtains brokerage and research services that it otherwise would acquire at its own expense, the Sub-Advisor may have an incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

The Sub-Advisor will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the Exchange Act. The types of products and services that the Sub-Advisor may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Sub-Advisor may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to the Sub-Advisor are not reduced as a result of the receipt of brokerage and research services.

In some cases, the Sub-Advisor may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, the Sub-Advisor will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Sub-Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Advisor faces a potential conflict of interest, but the Sub-Advisor believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

The Advisor has entered into commission sharing arrangements (“CSAs”) with several broker-dealers. These CSAs are administered by a third party, Virtu Americas LLC (“Virtu”), which provides commission management services. Under this arrangement, the Advisor executes transactions with broker-dealers that provide brokerage services and instructs such brokers to share with Virtu a portion of the commissions received in connection with such transactions. Virtu, in its role as administrator of these commission sharing arrangements, will then pay for third-party research and brokerage products out of the shared commission it receives as instructed by the Advisor.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or the Sub-Advisor, if any, for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under the 1940 Act and the Exchange Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those trustees who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

Because the Fund is new, as of the date of this SAI, the Fund did not hold any securities of its “regular brokers and dealers.”

MANAGEMENT OF THE TRUST

Board of Trustees

Board Responsibilities. The Board of Trustees is responsible for overseeing the management and affairs of the Fund and each of the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Sub-Advisor, Distributor (defined below) and Administrator (defined below). The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Advisor is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and the Sub-Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor and the Sub-Advisory Agreement with the Sub-Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s and Sub-Advisor’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s and Sub-Advisor’s use of higher-risk financial instruments in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Advisor and Sub-Advisor risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and Sub-Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Administrator makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Sub-Advisor Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board and the Audit Committee review in detail any material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of the Fund’s investment management and business affairs are carried out by or through the Advisor, Sub-Advisor and other service providers. Each of these parties has an independent interest in risk management, but its policies and the methods by which one or more risk management functions are carried out may differ from that of the Fund and the other parties in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Noah Hamman, is an interested person of the Trust as that term is defined in the 1940 Act. No Independent Trustee (defined below) serves as a lead independent trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations. The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Fund (i.e., “Independent Trustees”) constitute sixty-six percent (66%) of the Board, the fact that the Audit Committee is composed of the Independent Trustees, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Noah Hamman* 4800 Montgomery Lane Suite 150 Bethesda, MD 20814 (1968)	Trustee (no set term); served since 2009	Chief Executive Officer, President, and Founder of AdvisorShares Investments, LLC (2006-present).	28	None
Independent Trustees
Elizabeth (“Betsy”) Piper/Bach 4800 Montgomery Lane Suite 150 Bethesda, MD 20814 (1952)	Trustee (no set term); served since 2009	President of ASAE Business Services, Inc.(2017-present), ASAE Insurance Company (2020-present), ASAE Investments, LLC (2018-present), ASAE Real Estate (2017-present) (ASAE (American Society of Association Executives) is a membership organization serving the association and non-profit community); President of P/B Wealth Consulting (2017-present); Vice-President/Chief Operating Officer of NADA (National Automobile Dealers Association) Retirement Administrators, Inc. (2009-2017).	28	None
William G. McVay 4800 Montgomery Lane Suite 150 Bethesda, MD 20814 (1954)	Trustee (no set term); served since 2011	Principal of Red Tortoise LLC (a boutique investment counseling firm) (May 2017-present); Founder of RDK Strategies, LLC (a firm providing investment management research and consulting solutions) (2007-present).	28	None

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Officers
Noah Hamman 4800 Montgomery Lane Suite 150 Bethesda, MD 20814 (1968)	President (no set term); served since 2009	Chief Executive Officer, President, and Founder of AdvisorShares Investments, LLC (2006-present).	N/A	N/A
Julio Lugo Stonehedge Drive East Windsor, NJ 08520 (1963)	Vice President (no set term); served since 2021	Head of Fund Operations of AdvisorShares Investments, LLC (2021-present); Vice President of the Trust (2021-present); President/Founder of ETP Consultants LLC (2020-2021); Principal of BNY Mellon Depositary Receipts (2004-2020).	N/A	N/A
Dan Ahrens 2030 Modern Place Dallas, TX 75214 (1966)	Secretary and Treasurer (no set terms); served since 2009	Managing Director of AdvisorShares Investments, LLC (2013-present); Chief Compliance Officer of the Trust (2009-2013); Executive Vice President of AdvisorShares Investments, LLC (2008-2013).	N/A	N/A
Stefanie Little 11 Gina Marie Lane Elkton, MD 21921 (1967)	Chief Compliance Officer (no set term); served since 2013	Founder of Chenery Compliance Group, LLC (2015 - present); Chief Compliance Officer of AdvisorShares Investments, LLC and the Trust (2013-present); Managing Member of SEC Compliance Alliance, LLC (2012-present); President of Little Consulting Group, Inc. (2011-present).	N/A	N/A

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.

Board Committee. The Board has established the following standing committee:

Audit Committee. The Board has an Audit Committee that is composed of each of the Independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent registered public accounting firm and the Board; (iv) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters. The Audit Committee also serves as the Trust’s Qualified Legal Compliance Committee, which provides a mechanism for reporting legal violations. The Audit Committee met 4 times during the most recently completed fiscal year.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund and its shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his or her experience, qualifications, attributes and skills, as described below.

The Board has concluded that Mr. Hamman should serve as Trustee because of his extensive experience with mutual fund company business development, and the development of exchange-traded funds in particular, as well as his knowledge of and experience in the financial services industry in general.

The Board has concluded that Ms. Piper/Bach should serve as Trustee because of her extensive experience in and knowledge of public company accounting and auditing, the financial services industry, and fiduciary and banking law.

The Board has concluded that Mr. McVay should serve as Trustee because of his extensive experience in providing investment advice and business consulting services to financial institutions, endowments, foundations, corporations and pension funds.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and all series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of February 28, 2022, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Trust.

Trustee Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Noah Hamman	AdvisorShares Managed Bitcoin Strategy ETF	None	over $100,000
Independent Trustees
Elizabeth Piper/Bach	AdvisorShares Managed Bitcoin Strategy ETF	None	$1-$10,000
William G. McVay	AdvisorShares Managed Bitcoin Strategy ETF	None	$10,001-$50,000

Board Compensation. The following table sets forth the compensation that was paid to each Trustee by the Trust for the fiscal year ended June 30, 2021.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex*
Interested Trustee
Noah Hamman	$0	N/A	N/A	$0
Independent Trustees
Elizabeth Piper/Bach	$48,750	N/A	N/A	$48,750
William G. McVay	$45,000	N/A	N/A	$45,000

*	The Trust is the only registered investment company in the Fund Complex.

Control Persons and Principal Holders of Securities

Because the Fund is new, as of the date of this SAI, there were no owners of the Fund’s shares.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor and Sub-Advisor each has adopted a code of ethics pursuant to Rule 17j-1. These codes of ethics (each, a “Code of Ethics” and collectively, the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs. Copies of the Codes of Ethics are on file with the SEC and are available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review the Fund’s proxy voting record.

The Trust will annually disclose its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX will be available without charge, upon request by calling 877.843.3831 or by writing to the Trust at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814. The Trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY SERVICES

The Advisor and the Advisory Agreement

The Advisor, a registered investment advisor under the Investment Advisers Act of 1940 (the “Advisers Act”), is located at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814. The Advisor is a Delaware limited liability company organized on October 12, 2006. The membership units are owned and controlled by Wilson Lane Group, LLC, which is controlled by Noah Hamman, Chief Executive Officer of the Advisor.

Pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”), the Advisor serves as the investment advisor for the Trust and provides investment advice to and oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board and the officers of the Trust. In addition to maintaining its overall responsibility to manage the Fund, the Advisor oversees the investment and reinvestment of the assets of the Fund by the Sub-Advisor, in accordance with the investment objective, policies, and limitations of the Fund.

The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of the Fund in order to limit the Fund’s operating expenses as described in the Fund’s Prospectus.

For its investment management services, the Advisor is entitled to a fee, which is calculated daily and paid monthly, at the annual rate listed below based on the average daily net assets of the Fund. With respect to the Fund, the Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding the Maximum Annual Operating Expense Limit (listed below) of the Fund’s average daily net assets for at least one year from the date of the Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination by the Advisor to be effective as of the close of business on the last day of the then-current one year period. If at any point it becomes unnecessary for the Advisor to waive fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the Fund’s Maximum Annual Operating Expense Limit currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee reductions or expense reimbursements within three years of the date they were waived or reimbursed.

Fund	Annual Advisory Fee as a % of Average Daily Net Assets	Maximum Annual Operating Expense Limit
AdvisorShares Managed Bitcoin Strategy ETF	0.90%	1.49%

The Advisor, pursuant to an exemptive order granted by the SEC and subject to certain conditions, including Board approval, may, without shareholder approval, hire one or more unaffiliated sub-advisors for the Fund, materially amend the terms of an agreement with an unaffiliated sub-advisor, or continue the employment of an unaffiliated sub-advisor after events that would otherwise cause an automatic termination of a sub-advisory agreement. Consequently, under the exemptive order, the Advisor has the right to hire or replace a sub-advisor when the Board and the Advisor feel that a change would benefit the Fund. Within 90 days of retaining a new sub-advisor, shareholders of the Fund will receive notification of the change. This “manager of managers” arrangement enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The arrangement does not permit the Advisor’s investment advisory fee paid by the Fund to be increased or change the Advisor’s obligations under the Advisory Agreement, including the Advisor’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval.

The Sub-Advisor and the Sub-Advisory Agreement

Pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor serves as the investment sub-advisor to the Fund, makes the investment decisions for the Fund, and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision and oversight of, and policies established by, the Advisor and the Board. The Sub-Advisor is controlled by MCCM Group, LLC, which is majority owned by Mark W. Yusko.

For its services under the Sub-Advisory Agreement, the Sub-Advisor is entitled to a fee calculated daily and paid monthly by the Advisor at an annual rate of 0.45% based on the average daily net assets of the Fund.

Portfolio Manager

This section includes information about the Fund’s portfolio manager, including information about other accounts he manages, the dollar range of Fund shares he owns, and how he is compensated.

Portfolio Manager Compensation. The portfolio manager is compensated by the Sub-Advisor and does not receive any compensation directly from the Fund. The portfolio manager owns a majority equity interest in the Sub-Advisor and his compensation is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, portfolio manager compensation is aligned with the interests of the Sub-Advisor’s clients, including the Fund and its shareholders.

Fund Shares Owned by Portfolio Manager. As of the date of this SAI, the portfolio manager did not own any shares of the Fund.

Other Accounts Managed by Portfolio Manager. As of February 28, 2022, the portfolio manager was responsible for the day-to-day management of other accounts as follows:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mark Yusko	3	$34.8	37	$1,850	5	$280

Conflicts of Interest

A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. The portfolio manager, the Advisor, the Sub-Advisor and related parties may engage in a broad spectrum of activities. In the ordinary course of their business activities, the portfolio manager, the Advisor, the Sub-Advisor and those related parties may engage in activities where the interests of certain divisions of the Advisor, Sub-Advisor and their related parties or the interests of their clients may conflict with the interests of the shareholders of the Fund. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Sub-Advisor manages are fairly and equitably allocated.

Administration, Custody and Transfer Agency Services

The Bank of New York Mellon (“BNYM” or the “Administrator”) serves as administrator, custodian and transfer agent for the Fund. BNYM’s principal address is 240 Greenwich Street, New York, New York 10286. Under the Trust’s Administration and Accounting Agreement with BNYM, the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services. In consideration for its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.025% on the first $1 billion on the gross adjusted assets of the Fund and 0.02% on the gross adjusted assets of the Fund exceeding $1 billion.

Under the Trust’s Custodian Agreement with BNYM, BNYM maintains in separate accounts cash, securities and other assets of the Fund, keeps all necessary accounts and records, and provides other services. BNYM is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Fund.

Pursuant to the Trust’s Transfer Agency and Service Agreement with BNYM, BNYM acts as a transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Fund.

DISTRIBUTION SERVICES

Distributor. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter and distributor of shares of the Fund. The principal address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into an agreement with the Trust pursuant to which it distributes shares of the Fund (the “Distribution Agreement”). The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Fund’s Prospectus and this SAI. Shares amounting to less than a Creation Unit are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund. The Distributor is not affiliated with the Trust, the Advisor, the Sub-Advisor or any stock exchange.

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment,” as that term is defined in the 1940 Act.

Distribution Plan. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of the Fund’s assets attributable to shares as compensation for distribution services. Distribution services may include, but are not limited to: (i) services in connection with distribution assistance or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

No distribution fees are currently charged to the Fund; there are no plans to impose distribution fees, and no distribution fees will be charged for at least a year from the date of this SAI. However, in the event that distribution fees are charged in the future, because the Fund will pay these fees out of assets on an ongoing basis, over time distribution fees may cost you more than other types of sales charges and will increase the cost of your investment in the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries. The Advisor and/or Sub-Advisor (the “Advisor Entities”) may pay certain broker-dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund and other series of the Trust. The Advisor Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of the Advisor Entities’ revenue comes directly or indirectly in part from fees paid by the Fund and other series of the Trust, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other series of the Trust. The Advisor Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). The Advisor Entities also make payments to Intermediaries for certain printing, publishing and mailing costs associated with the Fund or materials relating to exchange-traded products, in general (“Publishing Costs”). In addition, the Advisor Entities make payments to Intermediaries that make shares of the Fund and certain other series of the Trust available to their clients, develop new products that feature the Advisor or otherwise promote the Fund and other series of the Trust. The Advisor Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the Advisor Entities believe may benefit their business or facilitate investment in the Fund or other series of the Trust. Payments of the type described above are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Fund and other series of the Trust over other investments. The same conflict of interest and financial incentive exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

The Advisor may determine to make such payments based on any number of metrics. For example, the Advisor may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more series of the Trust in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, the Advisor anticipates that the payments paid by the Advisor in connection with the Fund and other series of the Trust will be immaterial to the Advisor in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any such payments his or her Intermediary firm may receive. Any payments made by the Advisor to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Fund and/or other series of the Trust.

BOOK-ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through its website at www.dtcc.com.

PURCHASE AND REDEMPTION OF CREATION UNITS

When the Fund is operating primarily as a fund of funds, a Creation Unit transaction generally is conducted in exchange for a basket of securities closely approximating the holdings of the Fund along with a specified amount of cash. When the Fund is invested in Bitcoin Futures or tactically invested, a Creation Unit transaction generally is conducted in exchange for a deposit of cash totaling the NAV of the Creation Unit.

Purchase (Creation)

The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), of an order received in proper form.

A “Business Day” with respect to the Fund is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. With respect to in-kind transactions, the consideration for purchase of a Creation Unit of the Fund generally consists of an in-kind deposit of a designated portfolio of securities – the “Deposit Securities” – per each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and an amount of cash – the Cash Component – computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Administrator, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Advisor or Sub-Advisor, with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Cash Purchase. With respect to cash transactions, Creation Units of the Fund are sold for cash (“Cash Purchase Amount”). Creation Units are sold at the NAV per share next computed, plus a transaction fee, as described below.

Procedures for Purchase of Creation Units. To be eligible to place orders to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Trust, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Fund’s transfer agent no later than 1:00 p.m., Eastern Time, three hours earlier than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Fund’s transfer agent pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Fund’s transfer agent or an Authorized Participant.

Orders to create Creation Units of the Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to 1:00 p.m., Eastern Time, on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process, including purchases of which will be effected through a transfer of cash directly through DTC, should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of the Deposit Securities and Cash Component or the Cash Purchase Amount.

Placement of Creation Orders Using the Clearing Process (For In-Kind Transactions). The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Fund’s transfer agent to transmit to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 1:00 p.m., Eastern Time, on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process (For In-Kind Transactions). Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received on the Transmittal Date if (i) such order is received not later than 1:00 p.m., Eastern Time, on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Fund’s transfer agent, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of the Cash Component plus 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 1:00 p.m., Eastern Time, on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 1:00 p.m., Eastern Time, or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received or in the event a mark to market payment is not made within one Business Day following notification that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received.

Acceptance of Orders for Creation Units. The Trust reserves the right to reject a creation order transmitted to it in respect of the Fund if (a) the order is not in proper form, (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund, (c) the acceptance of the Cash Purchase Amount would, in the opinion of counsel, be unlawful, or (d) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Fund or its designee shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Cash Purchase Amounts nor shall any of them incur any liability for the failure to give any such notification.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund	Creation Transaction Fee*
AdvisorShares Managed Bitcoin Strategy ETF	$500

*	To the extent a Creation Unit consists of more than 100 securities, an additional Creation Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Administrator and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the applicable Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Cash Redemption Amount. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities – as announced by the Administrator on the Business Day of the request for redemption received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee.” In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Otherwise, the redemption proceeds for a Creation Unit of the Fund will consist solely of cash in an amount equal to the NAV of the shares being redeemed, as next determined after receipt of a request in proper form less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee.”

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 1:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after 1:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 1:00 p.m., Eastern Time, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of the Fund and/or the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities, which are expected to be delivered within three business days, and/or the Cash Redemption Amount to the Authorized Participant, on behalf of the redeeming Beneficial Owner, by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the portfolio holdings and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than 1:00 p.m., Eastern Time, on the Transmittal Date, and the requisite number of shares of the Fund are delivered to the custodian prior to the DTC Cut-Off-Time, then the value of the portfolio holdings and/or the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than 1:00 p.m., Eastern Time, on the Transmittal Date, but either (1) the requisite number of shares of the Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the portfolio holdings and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the shares of the Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings), (2) for any period during which trading on the NYSE is suspended or restricted, (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the shares’ NAV is not reasonably practicable, or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund	Redemption Transaction Fee*
AdvisorShares Managed Bitcoin Strategy ETF	$500

*	To the extent a Creation Unit consists of more than 100 securities, an additional Redemption Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating Net Asset Value.”

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV per share. The NAV per share for the Fund is calculated by the Administrator and determined as of the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open.

In computing the Fund’s NAV, the Fund’s portfolio holdings are valued based on their last readily available market price. Price information on listed portfolio holdings, including ETFs in which the Fund invests, is taken from the exchange where the security is primarily traded. Other portfolio holdings and assets for which market quotations are not readily available or determined to not represent the current fair value are valued based on fair value as determined in good faith by the Advisor or Sub-Advisor in accordance with procedures adopted by the Board.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends for the Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Federal Income Taxes

The following is a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the summary in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status. The Fund intends to qualify for and elect treatment as a RIC under the Internal Revenue Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income (the “Distribution Requirement”), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are timely distributed to the Fund’s shareholders.

One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If the Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test. In order to qualify for relief provisions for a failure to meet the Asset Test, the Fund may be required to dispose of certain assets. If the Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its taxable income will be subject to federal income tax at the regular corporate rate without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although the dividends could be eligible for the dividends received deduction for corporate shareholders and the dividends may be eligible for the lower tax rates available to non-corporate shareholders on qualified dividend income. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Internal Revenue Code.

Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt-interest income (but does not require any minimum distribution of net capital gain), the Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for the year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

Fund Distributions. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Therefore, if you lend your shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Fund receives from an ETF, REIT, or an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT. Certain of the Fund’s investment strategies will limit its ability to distribute dividends eligible to be reported as qualified dividend income.

Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in the Fund.

In the case of corporate shareholders, the Fund’s distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Certain of the Fund’s investment strategies will limit its ability to distribute dividends eligible for the dividends received deduction for corporate shareholders.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the period of investment in the Fund.

The Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to Fund shareholders. To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund’s distributions for a taxable year exceed its earnings and profits, all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and generally result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. After a shareholder’s basis in the Fund’s shares has been reduced to zero, distributions by the Fund in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Shareholders will be notified annually by the Fund (or by your broker) as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Net Investment Income Tax. U.S. individuals with adjusted gross income exceeding certain thresholds ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares and capital gain distributions). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Sale, Exchange or Redemption of Shares. Sales and exchanges of Fund shares are generally taxable transactions for federal income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term capital gain or loss if the shares have been held for more than 12 months and otherwise will be treated as a short-term capital gain or loss.

All or a portion of any loss realized upon the sale of Fund shares will be disallowed to the extent that substantially identical shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a sale. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains).

Cost Basis Reporting. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Internal Revenue Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Foreign Taxes. An ETF in which the Fund invests may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The investments of an ETF in which the Fund invests in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund of funds” under the Internal Revenue Code. If the Fund is a “qualified fund of funds” it will be eligible to file an election with the Internal Revenue Service (the “IRS”) that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a “qualified fund of funds” under the Internal Revenue Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

Complex Securities. The Fund may invest in complex securities such as futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect the Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund. These provisions also may require the Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC Distribution Requirement and for avoiding excise taxes. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve its eligibility for treatment as a RIC.

Certain derivative investment by the Fund, such as over-the-counter derivatives may not produce qualifying income for purposes of the “90% Test” described above, which must be met in order for the Fund to maintain its status as a RIC under the Internal Revenue Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the “Asset Test” described above. The Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that they are adequately diversified under the Asset Test. The Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Fund’s determination of the “Asset Test” with respect to such derivatives. Failure of the Asset Test might also result from a determination by the IRS that financial instruments in which the Fund invests are not securities.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Under recently issued final Treasury Regulations, a RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Internal Revenue Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by the Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the IRS.

The Fund may be required for federal income tax purposes to mark-to-market and recognize as income and loss for each taxable year their net unrealized gains and losses on certain futures contracts and options subject to section 1256 of the Internal Revenue Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gains and losses from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Fund to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate as investments at a time when the investment advisor might not otherwise have chosen to do so.

The Fund expects to invest up to 25% of its total assets in the Subsidiary, which the Fund expects to be treated as a controlled foreign corporation (a “CFC”) under the Internal Revenue Code. A U.S. person, including the Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the CFC provisions of the Internal Revenue Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. Because of its investment in the Subsidiary, the Fund is a U.S. Shareholder in a CFC. As a U.S. Shareholder, the Fund is required to include in gross income for U.S. federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC’s “Subpart F” income (discussed further below) and any “global intangible low-taxed income” (“GILTI”) for the CFC’s taxable year ending within the Fund’s taxable year whether or not such income is actually distributed by the CFC. GILTI generally includes the active operating profits of the CFC, reduced by a deemed return on the tax basis of the CFC’s depreciable tangible assets.

The Fund may gain most of its exposure to the bitcoin markets through its investment in the Subsidiary, which invests directly in Bitcoin Futures. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the bitcoin markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects the Subsidiary will make actual annual distributions in an amount at least equal to the subpart F income attributed to the Fund. To the extent the Subsidiary makes such distributions out of earnings and profits, the Fund expects such distributions to be treated as qualifying income. The Advisor will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary.

Subpart F income and GILTI are treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to the Fund and thus will not be available to offset income or capital gain generated from the Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent the Fund invests in the Subsidiary and recognizes “Subpart F” income or GILTI in excess of actual cash distributions from the Subsidiary, if any, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. “Subpart F” income also includes the excess of gains over losses from transactions (including futures, forward and other similar transactions) in commodities.

The Fund’s recognition of any “Subpart F” income or GILTI from an investment in the Subsidiary will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund, including in redemption of the Subsidiary’s shares, will be tax free, to the extent of the Subsidiary’s previously undistributed “Subpart F” income or GILTI, and will correspondingly reduce the Fund’s tax basis in the Subsidiary, and any distributions in excess of the Fund’s tax basis in the Subsidiary will be treated as realized gain. Any losses with respect to the Fund’s shares of the Subsidiary will not be currently recognized. The Fund’s investment in the Subsidiary will potentially have the effect of accelerating the Fund’s recognition of income and causing its income to be treated as ordinary income, regardless of the character of the Subsidiary’s income. If a net loss is realized by the Subsidiary, such loss is generally not available to offset the income earned by the Fund. In addition, the net losses incurred during a taxable year by the Subsidiary cannot be carried forward by the Subsidiary to offset gains realized by it in subsequent taxable years. The Fund will not receive any credit in respect of any non-U.S. tax borne by its Subsidiary.

Backup Withholding. In certain cases, the Fund or financial intermediaries, such as brokers, through which shareholders own Fund shares, will be required to withhold (as “backup withholding”) on reportable dividends and distributions, as well as the proceeds of any redemptions of Creation Units, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to backup withholding by the Internal Revenue Service (“IRS”); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to backup withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the U.S. (discussed below).

Foreign Shareholders. Any foreign investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions of taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a U.S. withholding tax of 30% will apply to payments to certain foreign entities of U.S.-source interest and dividends unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement. The Fund will not pay additional amounts in respect to any amounts withheld. Non-U.S. shareholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of the Fund’s common shares.

A beneficial holder of shares who is a foreign person may be subject to foreign, state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment or fixed base maintained by the shareholder in the United States.

Taxes on Purchases and Redemptions of Creation Units. An Authorized Participant who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between (a) the sum of the market value of the Creation Units at the time and any net cash received, and (b) the sum of the purchaser’s aggregate basis in the securities surrendered and any net cash paid for the Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. A person who redeems Creation Units and receives securities in-kind from the Fund will generally recognize a gain or loss equal to the difference between (x) the sum of the redeemer’s basis in the Creation Units, and (y) the sum of the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units may not be deducted currently under the rules governing “wash sales” by an Authorized Participant that does not mark-to-market its holdings, or on the basis that there has been no significant change in economic position.

Any gain or loss realized upon a creation or redemption of Creation Units may be treated as capital or ordinary gain or loss, depending on the holder’s circumstances. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units should generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any capital loss upon a redemption of Creation Units held for six months or less should be treated as long-term capital loss to the extent of any amounts treated as distributions to the person redeeming the Creation Units of long-term capital gain with respect to the Creation Units (including any amounts credited to that person as undistributed capital gains). Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

The Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

The Fund will primarily include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if an in-kind redemption process was used.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”).Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, a RIC generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in the Fund where, for example, shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

The Fund’s shares held in a tax qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. It is expected that the Fund will not be liable for any corporate excise, income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes.

The foregoing discussion is based on U.S. federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. Shareholders are urged to consult their own tax advisors regarding the particular tax consequences to them of an investment in the Fund and regarding specific questions as to foreign, federal, state, or local taxes.

Shareholders are urged to consult their own tax advisors regarding the particular tax consequences to them of an investment in the Fund and regarding specific questions as to foreign, federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Advisor, Sub-Advisor, Distributor, or any affiliated person of the Fund, the Advisor, Sub-Advisor or Distributor.

Each Business Day, Fund portfolio holdings information will be provided to the Fund’s transfer agent or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following Business Day. Daily access to information concerning the Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers who are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants and (ii) to other personnel of the Advisor, Sub-Advisor and other service providers, such as the Administrator, and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one Business Day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Fund in the ordinary course of business after it has been disseminated to the NSCC.

The Fund’s Chief Compliance Officer, or a compliance manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, the Advisor, the Sub-Advisor or any other party receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of portfolio holdings disclosure policies and procedures, the Codes of Ethics, and protection of non-public information policies and procedures (collectively, the “Portfolio Holdings Governing Policies”) by the Fund’s Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Advisers Act) that may arise in connection with any Portfolio Holdings Governing Policies, and (3) considering whether to approve or ratify any amendment to any Portfolio Holdings Governing Policies. The Board and the Fund reserve the right to amend the Portfolio Holdings Governing Policies at any time and from time to time without prior notice in their sole discretion. For purposes of the Portfolio Holdings Governing Policies, the term “portfolio holdings” means the equity, debt, and derivatives securities (e.g., stocks, bonds, and futures) held by the Fund and does not mean the cash investments and other investment positions (collectively, other investment positions) held by the Fund, which are not disclosed.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings in its Annual Report and Semi-Annual Report to shareholders and file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. All of these reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders receive one vote for every full Fund share owned. The Fund will vote separately on matters relating solely to the Fund. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by the Board on the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 877.843.3831 or by writing to the Trust at 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814.

Shareholder Inquiries

Shareholders may visit the Trust’s website at www.advisorshares.com or call 877.843.3831 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP, located at Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not yet commenced operations and therefore, it does not have any financial statements. The Fund’s financial statements will be available after the Fund has completed its first fiscal year of operations.

APPENDIX A

Morgan Creek Capital Management, LLC

PROXY VOTING

A.	General Proxy Voting Policies

i.	Voting in the Best Interests of Advisory Clients

In Proxy Voting by Investment Advisers, Investment Advisers Act Release No. 2106 (January 31, 2003), the SEC noted that, “The federal securities laws do not specifically address how an adviser must exercise its proxy voting authority for its clients. Under the Advisers Act, however, an adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies.” Rule 206(4)-6 is supplemented by Investment Advisers Act Release No. 5325 (September 10, 2019) (“Release No. 5325”), which contains guidance regarding the proxy voting responsibilities of investment advisers under the Advisers Act. Among other subjects, Release No. 5325 addresses the oversight of proxy advisory firms by investment advisers.

Morgan Creek Capital Management, LLC (“Morgan Creek”) understands and appreciates the importance of proxy voting. To the extent that Morgan Creek has discretion to vote the proxies of its Advisory Clients (and exercises such discretion), Morgan Creek will vote any such proxies in the best interests of Advisory Clients and Investors (as applicable) and in accordance with the procedures outlined below (as applicable).

Generally speaking, Morgan Creek votes on two types of proxies as follows: (i) proxies associated with the underlying funds that its Fund of Funds Advisory Clients are invested in and (ii) proxies associated with the individual publicly traded securities that certain Advisory Clients or the Company are invested in.

It is the policy of the Board of Trustees of Morgan Creek Global Equity Long/Short Institutional Fund (the “Company”) to delegate the responsibility for voting proxies relating to portfolio securities held by the Company to Morgan Creek as a part of Morgan Creek’s general management of the Company, subject to the Board’s continuing oversight. The delegation by the Board of Trustees of the authority to vote proxies relating to portfolio securities of the Company is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Morgan Creek may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner substantially consistent with the policies of the firm and then ensure such proxies are voted on a timely basis.

ii.	Applicability of Policy to Morgan Creek’s Fund of Fund Advisory Clients

It should be specifically noted that the Funds generally invest (directly or indirectly) in private investment funds. As such, it is expected that proxies received by Morgan Creek’s fund of fund clients primarily will deal with matters related to the operative terms and business details of such private investment funds. Morgan Creek is not responsible for, and these procedures are not applicable to, proxies received by the investment managers of the underlying investment funds invested in by the Advisory Clients (related to issuers invested in by such underlying investment funds). To the extent that a Non-Discretionary Advisory Client accesses an underlying investment manager, it is understood that voting discretion related to issuers will generally be held by such underlying investment managers. Non-Discretionary Advisory Clients may request the view of Morgan Creek on proposed amendments or other changes to the operating documents of private investment funds. Morgan Creek will provide recommendations based on consideration for the individual needs and best interests of the client, which may differ from those of the Funds.

B.	Proxy Voting Procedures

(1)	All proxies sent to Advisory Clients or the Company that are actually received by Morgan Creek (to vote on behalf of the Advisory Clients/ the Company) will be provided to the Chief Compliance Officer or designee. It should be noted that in certain cases, a proxy may be voted by a Fund’s Custodian. Morgan Creek will keep a record of all such votes.

i.	The Chief Compliance Officer designee will generally adhere to the following procedures (subject to limited exception):

1.	A written record of each proxy received by Morgan Creek (on behalf of its Advisory Clients or the Company) will be kept in Morgan Creek’s files;

2.	The Chief Compliance Officer or designee will determine which of Morgan Creek’s Advisory Clients or the Company holds an interest in the private investment fund or security to which the proxy relates;

3.	The Chief Compliance Officer or designee will call a meeting (which may be via telephone or email) of the relevant Proxy Voting Committee as established at the time. The Proxy Voting Committee will generally be provided with the following:

a.	a copy of the proxy;

b.	a list of the Advisory Clients or Company to which the proxy is relevant pursuant to Section XXII.B(2) above;

c.	the deadline that such proxies need to be completed and returned to the private investment fund or company in question.

4.	Prior to voting any proxies, the Proxy Voting Committee will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines in Section XXII.C. below. If a conflict is identified, the Proxy Voting Committee will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material or not.

5.	If there is an identifiable material conflict in voting a proxy, Morgan Creek may need to abstain from voting, and in such case, will maintain documentation as to why it abstained.

6.	If no material conflict is identified pursuant to these procedures, the Proxy Voting Committee will make a decision on how to vote the proxy in question in accordance with the guidelines set forth in Section XXII.D. below. The Chief Compliance Officer designee will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

7.	It should be noted that Morgan Creek will generally not vote on a proxy if it no longer owns the security by the date of the shareholder meeting (or will no longer own such security by the meeting date).

8.	Notwithstanding the above (i.e., material conflicts, no longer owning the security at the time of the shareholder meeting), it is the policy of Morgan Creek to generally vote all proxies received.

9.	Although not presently intended to be used on a regular basis, Morgan Creek is empowered to retain an independent third party to vote proxies in certain situations (including situations where a material conflict of interest is identified). Morgan Creek will evaluate any proposed proxy advisory firms and periodically update such diligence. Morgan Creek will consider those factors which it deems relevant which may include whether the proxy advisory firm: (1) has sufficient resources; (2) has an effective process for seeking input from issuers; (3) has adequate disclosures as to its methodologies; (4) has adequate policies and procedures to address conflicts of interest; (5) has adequate processes to identify potential factual errors, incompleteness or methodological weakness; and (6) agrees to update Morgan Creek as to any business or policy changes.

C.	Handling of Conflicts of Interest

(1)	As stated above, in evaluating how to vote a proxy, the Proxy Voting Committee will first determine whether there is a conflict of interest related to the proxy in question between Morgan Creek and its Advisory Clients or the Company. This examination will include (but will not be limited to) an evaluation of whether Morgan Creek (or any affiliate of Morgan Creek) has any relationship with the private investment fund (or such fund’s investment adviser or affiliate) or company to which the proxy relates outside an investment in such investment fund/company by an Advisory Client of Morgan Creek or the Company.

i.	If a conflict is identified and deemed “material” by the Proxy Voting Committee, Morgan Creek will determine whether voting in accordance with the proxy voting guidelines outlined in Section D. below is in the best interests of affected Advisory Clients/ the Company (which may include utilizing an independent third party to vote such proxies).

ii.	With respect to material conflicts, Morgan Creek will determine whether it is appropriate to disclose the conflict to affected Advisory Clients/ the Company and Investors and give Investors the opportunity to vote the proxies in question themselves except that if the Advisory Client is subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the investment management agreement between Morgan Creek and the ERISA Advisory Client reserves the right to vote proxies when Morgan Creek has determined that a material conflict exists that does affect its best judgment as a fiduciary to the ERISA Advisory Client, Morgan Creek will:

1.	Give the ERISA Advisory Client the opportunity to vote the proxies in question themselves; or

2.	Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreements with such ERISA Advisory Clients (if any).

D.	Voting Guidelines

(1)	In the absence of specific voting guidelines mandated by a particular Advisory Client or the Company, Morgan Creek will endeavor to vote proxies in the best interests of each Advisory Client/the Company.

i.	Although voting certain proxies may be subject to the discretion of Morgan Creek, Morgan Creek is of the view that voting proxies in accordance with the following general guidelines is in the best interests of its Advisory Clients and the Company:

1.	Morgan Creek will generally vote in favor of routine corporate housekeeping proposals including, but not limited to, the following:

a.	election of directors (where there are no related corporate governance issues);

b.	selection or reappointment of auditors; or

c.	increasing or reclassification of common stock.

2.	Morgan Creek will generally vote against proposals that:

a.	make it more difficult to replace members of the issuer’s board of directors or board of managers; and

b.	introduce unequal voting rights (although there may be regulatory reasons that would make such a proposal favorable to certain Advisory Clients of Morgan Creek and/or the Company).

ii.	It should be noted, however, that Morgan Creek will generally vote with management (even with respect to proposals noted in 2(b) above).

iii.	For proxies addressing any other issues (which may include proposals related to fees paid to investment managers of underlying investment funds, redemption rights provided by underlying investment funds, investment objective modifications, etc.), Morgan Creek shall determine (which may be based upon the advice of external lawyers, compliance consultants or accountants) whether a proposal is in the best interest of affected Advisory Clients/the Company. In doing so, Morgan Creek will evaluate a number of factors which may include (but are not limited to): (a) the performance of the underlying investment fund or company in question; and (b) a comparison of the proposed changes in terms to customary terms in the industry.

E.	Disclosure of Procedures

Advisory Clients: Employees should note that a brief summary of these proxy voting procedures is included in Morgan Creek’s Form ADV Part 2A and will be updated when these policies and procedures are updated. The Chief Compliance Officer will be responsible for ensuring that a copy of this summary is included in the Form ADV Part 2A that is provided to all existing Advisory Clients. Advisory Clients and Investors will also be provided with contact information as to how such Advisory Clients and Investors can obtain information about: (a) the details of Morgan Creek’s proxy voting procedures (i.e., a copy of these procedures); and (b) how Morgan Creek has voted proxies that are relevant to the affected Advisory Client or Investor.

The Company: The Company shall include in its registration statements: (a) a description of this policy and of the policies and procedures used by Morgan Creek to determine how to vote proxies relating to portfolio securities; and (b) a statement disclosing that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

The Company shall include in their annual and semi-annual reports to shareholders: (a) a statement disclosing that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to portfolio securities of the Company is available without charge, upon request, by calling the Company’s toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and (b) a statement disclosing that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

F.	Record-Keeping Requirements

The Chief Compliance Officer will be responsible for maintaining files relating to Morgan Creek’s proxy voting procedures. Records will be maintained and preserved for six years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Morgan Creek. Records of the following will be included in the files:

(1)	Copies of these proxy voting policies and procedures, and any amendments thereto;

i.	A copy of each proxy statement that Morgan Creek actually receives; provided, however, that Morgan Creek may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

ii.	A record of each vote that Morgan Creek casts;

iii.	A copy of any document that Morgan Creek created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

iv.	A copy of each written request for information on how Morgan Creek voted such proxies and a copy of any written response to any request for information on how Morgan Creek voted proxies on behalf of Advisory Clients/ the Company.

G.	Company’s Annual Filing Requirement

The Company shall file an annual report of each proxy voted with respect to the portfolio securities of the Company during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

Morgan Creek shall provide the voting record information necessary for the completion and filing of Form N-PX for the Company at least annually. Such voting record information shall be in a form acceptable to the Company and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Company and Morgan Creek may agree to from time to time. With respect to those proxies that Morgan Creek has identified as involving a conflict of interest2, Morgan Creek shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

H.	Review of Proxy Voting Procedures

At least annually, each of Morgan Creek and the Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary. In addition, in connection with Morgan Creek’s annual review pursuant to Rule 206(4)-7, the Chief Compliance Officer will evaluate any changed circumstances relevant to proxy voting and will review both the policies and procedures as well as the disclosures relating to proxy voting and a sample of proxy votes.

The Board of Trustees shall review and amend these procedures as they deem necessary and advisable. In addition, Morgan Creek shall notify the Board promptly of material changes to its policies, procedures or other guidelines for voting proxies on behalf of the Company.

Capitalized terms used but not defined herein shall have the meaning set forth in Morgan Creek’s Compliance Manual.

1	As it is used in this document, the term “conflict of interest” refers to a situation in which Morgan Creek or affiliated persons of Morgan Creek have a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the Company which could potentially compromise Morgan Creek’s independence of judgment and action with respect to the voting of the proxy.

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust, dated July 30, 2007, as filed with the state of Delaware on August 1, 2007, for AdvisorShares Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001104659-09-017027 on March 12, 2009.

(a)(2)	Registrant’s Agreement and Declaration of Trust, dated July 30, 2007, is incorporated herein by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(b)	Registrant’s By-Laws, dated July 30, 2007, as amended November 13, 2013, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-13-065833 on December 5, 2013.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement, dated February 5, 2018, between the Registrant and AdvisorShares Investments, LLC (the “Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(2)	Amendment No. 1, dated February 12, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(3)	Amendment No. 2, dated February 16, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(4)	Amendment No. 3, dated March 6, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(5)	Amendment No. 4, dated June 5, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(d)(6)	Amendment No. 5, dated October 11, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-001084 on January 28, 2019.

(d)(7)	Amendment No. 6, dated December 21, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-001084 on January 28, 2019.

(d)(8)	Amendment No. 7, dated February 21, 2019, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

(d)(9)	Amendment No. 8, dated April 1, 2019, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

(d)(10)	Amendment No. 9, dated May 16, 2019, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-011592 on August 28, 2019.

(d)(11)	Amendment No. 10, dated December 25, 2019, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 152 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-015892 on December 20, 2019.

(d)(12)	Amendment No. 11, dated June 26, 2020, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 161 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-20-007951 on July 1, 2020.

(d)(13)	Amendment No. 12, dated December 10, 2020, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(d)(14)	Amendment No. 13, dated January 11, 2021, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-000030 on January 11, 2021.

(d)(15)	Amendment No. 14, dated April 16, 2021, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 177 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-002662 on April 19, 2021.

(d)(16)	Amendment No. 15, dated May 27, 2021, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(d)(17)	Amendment No. 16, dated July 30, 2021, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 192 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-009881 on September 10, 2021.

(d)(18)	Amendment No. 17, dated November 1, 2021, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-014030 on November 10, 2021.

(d)(19)	Amendment No. 18, dated November 24, 2021, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(d)(20)	Amendment No. 19, dated January 28, 2022, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(d)(21)	Amendment No. 20, dated March 28, 2022, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(d)(22)	Investment Sub-Advisory Agreement, dated February 12, 2018, between AdvisorShares Investments, LLC and Dorsey, Wright & Associates, LLC (the “Dorsey Wright Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-010602 on October 9, 2018.

(d)(23)	Amended Schedule A, dated June 5, 2018, to the Dorsey Wright Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-010602 on October 9, 2018.

(d)(24)	Investment Sub-Advisory Agreement, dated February 5, 2018, between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-011431 on October 29, 2018.

(d)(25)	Investment Sub-Advisory Agreement, dated October 11, 2018, between AdvisorShares Investments, LLC and DoubleLine Equity LP is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-011431 on October 29, 2018.

(d)(26)	Investment Sub-Advisory Agreement, dated November 25, 2020, between AdvisorShares Investments, LLC and ChangePath, LLC is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(d)(27)	Investment Sub-Advisory Agreement, dated February 5, 2018, between AdvisorShares Investments, LLC and Newfleet Asset Management, LLC is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-011431 on October 29, 2018.

(d)(28)	Investment Sub-Advisory Agreement, dated December 10, 2020, between AdvisorShares Investments, LLC and ThinkBetter, LLC is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(d)(29)	Investment Sub-Advisory Agreement, dated January 11, 2021, between AdvisorShares Investments, LLC and Alpha DNA Investment Management LLC is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-000030 on January 11, 2021.

(d)(30)	Investment Sub-Advisory Agreement, dated May 27, 2021, between AdvisorShares Investments, LLC and Gerber Kawasaki, Inc. is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(d)(31)	Investment Sub-Advisory Agreement, dated October 27, 2021, between AdvisorShares Investments, LLC and CSM Advisors, LLC is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 197 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-013756 on November 5, 2021.

(d)(32)	Investment Sub-Advisory Agreement, dated October 25, 2021, between AdvisorShares Investments, LLC and Poseidon Investment Management, LLC is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-014030 on November 10, 2021.

(d)(33)	Investment Sub-Advisory Agreement, dated February 16, 2022, between AdvisorShares Investments, LLC and Morgan Creek Capital Management, LLC is filed herewith.

(e)(1)	ETF Distribution Agreement, dated June 25, 2009, between the Registrant and Foreside Fund Services, LLC (the “Initial Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(e)(2)	ETF Distribution Agreement, dated May 31, 2017, between the Registrant and Foreside Fund Services, LLC (the “2017 Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-17-003336 on June 23, 2017.

(e)(3)	ETF Distribution Agreement, dated September 30, 2021, between the Registrant and Foreside Fund Services, LLC (the “2021 Distribution Agreement” and, together with the Initial Distribution Agreement and the 2017 Distribution Agreement, the “Amended Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 194 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-013072 on October 29, 2021.

(e)(4)	First Amendment, dated September 30, 2021, to the Amended Distribution Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-014030 on November 10, 2021.

(e)(5)	Second Amendment, dated January 19, 2022, to the Amended Distribution Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 207 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-002020 on January 28, 2022.

(e)(6)	Third Amendment, dated February 11, 2022, to the Amended Distribution Agreement is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(e)(7)	Fourth Amendment, dated March 28, 2022, to the Amended Distribution Agreement is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(e)(8)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(f)	Not applicable.

(g)(1)	Custody Agreement, dated July 16, 2009, between the Registrant and The Bank of New York Mellon (the “Custody Agreement”) is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(g)(2)	Amendment, dated December 11, 2017, to the Custody Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(g)(3)	Form of Amendment and revised Schedule II to the Custody Agreement is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(g)(4)	Exchange Traded Fund Services Fee Schedule for Fund Custody, Fund Accounting, Fund Administration and Transfer Agency Services dated February 2009 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(h)(1)	Fund Administration and Accounting Agreement, dated July 16, 2009, between the Registrant and The Bank of New York Mellon (the “Administration and Accounting Agreement”) is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(2)	Amendment, dated June 1, 2014, to the Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-14-053413 on August 29, 2014.

(h)(3)	Form of Amendment and revised Exhibit A to the Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(h)(4)	Investment Company Reporting Modernization Services Amendment, dated April 15, 2021, to the Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(h)(5)	Transfer Agency and Service Agreement, dated July 16, 2009, between the Registrant and The Bank of New York Mellon (the “Transfer Agency Agreement”) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(6)	Form of Amendment and revised Schedule I to the Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(h)(7)	Exchange Traded Fund Services Fee Schedule for Fund Custody, Fund Accounting, Fund Administration and Transfer Agency Services dated February 2009 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(h)(8)	Third Amended and Restated Expense Limitation Agreement, dated September 8, 2017, between the Registrant and AdvisorShares Investments, LLC (the “AdvisorShares Investments Expense Limitation Agreement”) is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-17-005962 on October 27, 2017.

(h)(9)	Revised Schedule A, dated March 28, 2022, to the AdvisorShares Investments Expense Limitation Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(h)(10)	Expense Limitation Agreement, dated September 15, 2010, between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

(h)(11)	Sub-Adviser Expense Limitation Agreement, dated November 25, 2020, between AdvisorShares Investments, LLC and ChangePath, LLC is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(h)(12)	Sub-Adviser Expense Limitation Agreement, dated December 10, 2020, between AdvisorShares Investments, LLC and ThinkBetter, LLC is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(h)(13)	Sub-Adviser Expense Limitation Agreement, dated January 11, 2021, between AdvisorShares Investments, LLC and Alpha DNA Investment Management LLC is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-000030 on January 11, 2021.

(h)(14)	Sub-Adviser Expense Limitation Agreement, dated May 27, 2021, between AdvisorShares Investments, LLC and Gerber Kawasaki, Inc. is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(h)(15)	Sub-Adviser Expense Limitation Agreement, dated October 27, 2021, between AdvisorShares Investments, LLC and CSM Advisors, LLC is incorporated herein by reference to Exhibit (h)(18) of Post-Effective Amendment No. 197 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-013756 on November 5, 2021.

(h)(16)	Sub-Adviser Expense Limitation Agreement, dated October 25, 2021, between AdvisorShares Investments, LLC and Poseidon Investment Management, LLC is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-014030 on November 10, 2021.

(h)(17)	Sub-Adviser Expense Limitation Agreement, dated February 16, 2022, between AdvisorShares Investments, LLC and Morgan Creek Capital Management, LLC is filed herewith.

(h)(18)	Fund of Funds Investment Agreement, dated February 16, 2022, between the Registrant and Valkyrie ETF Trust II is incorporated herein by reference to Exhibit (h)(18) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(h)(19)	Fund of Funds Investment Agreement, dated January 19, 2022, between the Registrant and ProShares Trust is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(i)(1)	Opinion and consent of counsel, Morgan Lewis & Bockius LLP, relating to each series of the Trust (except for those series listed in Exhibit numbers (i)(2)-(i)(15) below), is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-15-061249 on October 28, 2015.

(i)(2)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Focused Equity ETF, is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-16-123945 on September 14, 2016.

(i)(3)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Vice ETF, is incorporated herein by reference to Exhibit (i)(6) of Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-17-006725 on November 14, 2017.

(i)(4)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Dorsey Wright Micro-Cap ETF and AdvisorShares Dorsey Wright Short ETF, is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-004986 on June 8, 2018.

(i)(5)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Pure Cannabis ETF, is incorporated herein by reference to Exhibit (i)(8) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

(i)(6)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Dorsey Wright FSM US Core ETF, AdvisorShares Dorsey Wright FSM All Cap World ETF and AdvisorShares Dorsey Wright Alpha Equal Weight ETF, is incorporated herein by reference to Exhibit (i)(8) of Post-Effective Amendment No. 152 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-015892 on December 20, 2019.

(i)(7)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Pure US Cannabis ETF, is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 161 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-20-007951 on July 1, 2020.

(i)(8)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Q Portfolio Blended Allocation ETF and AdvisorShares Q Dynamic Growth ETF, is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(i)(9)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Alpha DNA Equity Sentiment ETF, is incorporated herein by reference to Exhibit (i)(9) of Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-000030 on January 11, 2021.

(i)(10)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Restaurant ETF and AdvisorShares Hotel ETF, is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 177 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-002662 on April 19, 2021.

(i)(11)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Gerber Kawasaki ETF, is incorporated herein by reference to Exhibit (i)(11) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(i)(12)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Psychedelics ETF, is incorporated herein by reference to Exhibit (i)(12) of Post-Effective Amendment No. 192 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-009881 on September 10, 2021.

(i)(13)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Poseidon Dynamic Cannabis ETF, is incorporated herein by reference to Exhibit (i)(13) of Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-014030 on November 10, 2021.

(i)(14)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Let Bob AI Powered Momentum ETF, is incorporated herein by reference to Exhibit (i)(14) of Post-Effective Amendment No. 207 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-002020 on January 28, 2022.

(i)(15)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Drone Technology ETF, is incorporated herein by reference to Exhibit (i)(15) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(i)(16)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Managed Bitcoin Strategy ETF, is filed herewith.

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution Plan is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(m)(2)	Schedule A, as last revised March 28, 2022, to the Distribution Plan is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant, dated May 24, 2016, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-17-004835 on August 29, 2017.

(p)(2)	Code of Ethics of AdvisorShares Investments, LLC, as revised March 2022, is filed herewith.

(p)(3)	Code of Ethics, dated May 1, 2009, of Foreside Financial Group, LLC (including Foreside Fund Services, LLC) is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-10-056114 on October 28, 2010.

(p)(4)	Code of Ethics of Dorsey, Wright & Associates, LLC is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-16-121820 on August 29, 2016.

(p)(5)	Code of Ethics of Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-16-121820 on August 29, 2016.

(p)(6)	Code of Ethics, dated January 1, 2021, of DoubleLine Equity LP is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(p)(7)	Code of Ethics of ChangePath, LLC, as of December 2021, is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-22-006843 on March 28, 2022.

(p)(8)	Amended and Restated Code of Ethics, as of October 1, 2017, of Virtus Investment Partners, Inc., parent company of Newfleet Asset Management, LLC, is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-18-002099 on March 26, 2018.

(p)(9)	Code of Ethics, as revised July 31, 2019, of ThinkBetter, LLC is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-20-000353 on December 16, 2020.

(p)(10)	Code of Ethics, dated January 30, 2018, of Alpha DNA Investment Management LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-000030 on January 11, 2021.

(p)(11)	Code of Ethics of Gerber Kawasaki, Inc. is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-004871 on June 7, 2021.

(p)(12)	Code of Ethics of CSM Advisors, LLC is incorporated herein by reference to Exhibit (p)(14) of Post-Effective Amendment No. 194 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-013072 on October 29, 2021.

(p)(13)	Code of Ethics of Poseidon Investment Management, LLC is incorporated herein by reference to Exhibit (p)(13) of Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-014030 on November 10, 2021.

(p)(14)	Code of Ethics of Morgan Creek Capital Management, LLC is filed herewith.

(q)(1)	Powers of Attorney, dated June 2013, for Messrs. Noah Hamman and Dan Ahrens and May 2013 for Mr. William G. McVay and Madame Elizabeth Piper/Bach are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001144204-13-035024 on June 14, 2013.

(q)(2)	Opinion of counsel, Fox Rothschild, LLP, on legal status of cannabis companies held by the AdvisorShares Pure Cannabis ETF, is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-19-005745 on April 15, 2019.

(q)(3)	Opinion of counsel, Seyfarth Shaw LLP, relating to the AdvisorShares Pure US Cannabis ETF and AdvisorShares Pure Cannabis ETF is incorporated herein by reference to Exhibit (q)(3) of Post-Effective Amendment No. 161 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001615774-20-007951 on July 1, 2020.

(q)(4)	Opinion of counsel, Seyfarth Shaw LLP, relating to the AdvisorShares Psychedelics ETF, is incorporated herein by reference to Exhibit (q)(4) of Post-Effective Amendment No. 192 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-009881 on September 10, 2021.

(q)(5)	Opinion of counsel, Seyfarth Shaw LLP, relating to the AdvisorShares Poseidon Dynamic Cannabis ETF, is incorporated herein by reference to Exhibit (q)(5) of Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A (File No. 333-157876), as filed with the SEC via EDGAR Accession No. 0001829126-21-014030 on November 10, 2021.

EX-101.INS	XBRL Instance Document - the Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29.	Persons Controlled by or under Common Control with the Fund

Not applicable.

Item 30.	Indemnification

The Registrant is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust dated as of July 30, 2007, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to Article IX of the Declaration of Trust.

(ii) as used herein the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement;

(B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of Section 9.02 of the Declaration of Trust may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he is not entitled to indemnification under Section 9.02 of the Declaration of Trust; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a full trial-type inquiry or investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under Section 9.02 of the Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and each sub-advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

AdvisorShares Investments LLC

AdvisorShares Investments, LLC (the “Adviser”) serves as the investment adviser for each series of the Trust. The principal address of the Adviser is 4800 Montgomery Lane, Suite 150, Bethesda, Maryland 20814. The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, none of the directors, officers or partners of the Adviser is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Alpha DNA Investment Management LLC

Alpha DNA Investment Management LLC (“Alpha DNA”) serves as investment sub-advisor for the Trust’s AdvisorShares Alpha DNA Equity Sentiment ETF. The principal address of Alpha DNA is 8860 Columbia 100 Parkway, Suite 301, Columbia, Maryland 21045. Alpha DNA is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, none of the directors, officers or partners of Alpha DNA is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ChangePath, LLC

ChangePath, LLC (“ChangePath”) serves as investment sub-advisor for the Trust’s AdvisorShares STAR Global Buy-Write ETF. The principal address of ChangePath is 11460 Tomahawk Creek Parkway, Suite 200, Leawood, Kansas 66211. ChangePath is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, the following directors, officers or partners of ChangePath are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with ChangePath	Name of Other Company	Connection with Other Company
Kenneth Hyman, Sr. VP of Business Development	Partnervest Advisory Services, LLC	President/CEO

CSM Advisors, LLC

CSM Advisors, LLC (“CSM Advisors”) serves as investment sub-advisor for the Trust’s AdvisorShares North Square McKee Core Reserves ETF and AdvisorShares North Square McKee ESG Core Bond ETF. The principal address of CSM Advisors, LLC is 420 Fort Duquesne Boulevard, Pittsburgh, Pennsylvania 15222. CSM Advisors is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, none of the directors, officers or partners of CSM Advisors are or have been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Dorsey, Wright & Associates, LLC

Dorsey, Wright & Associates, LLC (“Dorsey Wright”) serves as investment sub-advisor for the Trust’s AdvisorShares Dorsey Wright ADR ETF, AdvisorShares Dorsey Wright Micro-Cap ETF and AdvisorShares Dorsey Wright Short ETF. The principal address of Dorsey Wright is 3300 W. Leigh Street Richmond, Virginia 23230. Dorsey Wright is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, none of the directors, officers or partners of Dorsey Wright are or have been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

DoubleLine Equity LP

DoubleLine Equity LP (“DoubleLine”) serves as investment sub-advisor for the Trust’s AdvisorShares DoubleLine Value Equity ETF. The principal address of DoubleLine is 505 North Brand Boulevard, Suite 860, Glendale, California, 91203. DoubleLine is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, the following directors, officers or partners of DoubleLine are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with DoubleLine	Name of Other Company	Connection with Other Company
Jeffrey Gundlach, Executive Committee	DoubleLine Capital LP	Executive Committee
Henry Chase, Executive Committee	DoubleLine Capital LP	Executive Committee
Earl Lariscy, Executive Committee	DoubleLine Capital LP	Executive Committee
Ronald Redell, Executive Committee	DoubleLine Capital LP	Executive Committee
Cris Santa Ana III, Executive Committee	DoubleLine Capital LP	Executive Committee
Barbara Van Every, Executive Committee	DoubleLine Capital LP	Executive Committee
Casey Moore, Executive Committee	DoubleLine Capital LP	Executive Committee
Jeffrey Sherman, Executive Committee	DoubleLine Capital LP	Executive Committee
Youse Guia, Chief Compliance Officer, Executive Committee	DoubleLine Capital LP	Chief Compliance Officer, Executive Committee
Joan Elam, Executive Committee	DoubleLine Capital LP	Executive Committee
Patrick Townzen, Executive Committee	DoubleLine Capital LP	Executive Committee

Gerber Kawasaki, Inc.

Gerber Kawasaki, Inc. (“Gerber Kawasaki”) serves as investment sub-advisor for the Trust’s AdvisorShares Gerber Kawasaki ETF. The principal address of Gerber Kawasaki is 2716 Ocean Park Boulevard, Santa Monica, California 90405. Gerber Kawasaki is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, the following directors, officers or partners of Gerber Kawasaki are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Gerber Kawasaki	Name of Other Company	Connection with Other Company
Ross Gerber, President, Chief Executive Officer & Chief Investment Officer	Cocoon Malibu LLC	Managing Member

Morgan Creek Capital Management, LLC

Morgan Creek Capital Management, LLC (“Morgan Creek”) serves as investment sub-advisor for the Trust’s AdvisorShares Managed Bitcoin Strategy ETF. The principal address of Morgan Creek is 301 W. Barbee Chapel Road, Suite 200, Chapel Hill, North Carolina 27517. Morgan Creek is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, none of the directors, officers or partners of Morgan Creek are or have been engaged in the business, profession, vocation or employment of a substantial nature for his or her own account in the capacity of director, officer, employee, partner or trustee.

Newfleet Asset Management, LLC

Newfleet Asset Management, LLC (“Newfleet”) serves as investment sub-advisor for the Trust’s AdvisorShares Newfleet Multi-Sector Income ETF. The principal address of Newfleet is One Financial Plaza, Hartford, Connecticut 06103. Newfleet is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of Newfleet is or has been, at any time during the last two fiscal years (June 30, 2020 and 2021), engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, see Item 7 of Part 1A and Item 10 of Part 2A of Newfleet’s current Form ADV (SEC File No. 801-51559) filed under the Investment Advisers Act of 1940, and incorporated herein by reference. Information about Newfleet also may be found under the headings “Management of the Fund” in the Newfleet Multi-Sector Income ETF’s Prospectus and “Services of the Adviser and Sub-adviser” and “Management of the Trust” in the Newfleet Multi-Income Sector ETF’s Statement of Additional Information.

Poseidon Investment Management, LLC

Poseidon Investment Management, LLC (“Poseidon”) serves as investment sub-advisor for the Trust’s AdvisorShares Poseidon Dynamic Cannabis ETF. The principal address of Poseidon is 330 Fell Street, Suite 200, San Francisco, California 94102. Poseidon is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, the following directors, officers or partners of Poseidon are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Poseidon	Name of Other Company	Connection with Other Company
Emily Paxhia, Managing Director	Flowhub	Director
	Ascend	Director
	Headset	Director
	Respira	Director
	SPARC	Director
	Grupo Landsteiner Scientific	Director
	TriGrow	Director
	Athlete’s for Care	Director
Morgan Paxhia, Managing Director	Confident Cannabis	Director
	Bastcore	Director
	Wurk	Director
	Sublime	Director
Tyler Greif, Managing Director	Vicunita Minerals UK Limited	Director
	FCLE Holdings, LLC	Director
	Gold Key Holdings, LLC	Manager and Director
	HomeBase, LLC	Manager and Executive Chairman
	EdgeHill Venture Partners, LLC	Chief Investment Officer

Ranger Alternative Management, L.P.

Ranger Alternative Management L.P. (“Ranger”) serves as investment sub-advisor for the Trust’s AdvisorShares Ranger Equity Bear ETF. The principal address of Ranger is 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201. Ranger is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, the following directors, officers or partners of Ranger are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Ranger	Name of Other Company	Connection with Other Company
John Del Vecchio, Portfolio Manager	Parabolix Research Incorporated	President
	Index Deletion Strategies, LLC	Managing Member
	17 Middle Pines, LLC	Member
Brad Lamensdorf, Portfolio Manager, Trading and Market Strategist	BHL Advisors, LLC	Managing Member & Portfolio Manager
	LMTR, LLC	Principal
	Active Alts, Inc.	CEO & Portfolio Manager

ThinkBetter, LLC

ThinkBetter, LLC (“ThinkBetter”) serves as investment sub-advisor for the Trust’s AdvisorShares Q Portfolio Blended Allocation ETF and AdvisorShares Q Dynamic Growth ETF. The principal address of ThinkBetter is 1924 South Osprey Avenue, Suite 202, Sarasota, Florida 34239. ThinkBetter is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2020 and 2021, the following directors, officers or partners of ThinkBetter are or have been engaged in the business, profession, vocation or employment of a substantial nature, as indicated below, for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with ThinkBetter	Name of Other Company	Connection with Other Company
Renaud (Ron) Piccinini, Member	The Q Consulting Group, LLC	President
	ThinkBetter Holdings, LLC	Managing Member
	Peach Financial Consulting	Owner / Chief Executive Officer
Edward C. Bertelsen, Chief Executive Officer	ThinkBetter Holdings, LLC	Chief Executive Officer
	The Q Consulting Group, LLC	Chief Executive Officer
Teresa A. Koncick, Member	ThinkBetter Holdings, LLC	Member
	The Q Consulting Group, LLC	General Counsel
	SunCoast Blood Centers Board	Member
Christian C. Bertelsen, Member	ThinkBetter Holdings, LLC	Member

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
4.	AdvisorShares Trust
5.	AFA Multi-Manager Credit Fund
6.	AGF Investments Trust
7.	AIM ETF Products Trust
8.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
9.	Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust
10.	Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust
11.	AlphaCentric Prime Meridian Income Fund
12.	American Century ETF Trust
13.	American Customer Satisfaction ETF, Series of ETF Series Solutions
14.	Amplify ETF Trust
15.	Applied Finance Core Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	ARK ETF Trust
19.	ASYMmetric ETFs Trust
20.	Bluestone Community Development Fund
21.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
22.	Bridgeway Funds, Inc.
23.	Brinker Capital Destinations Trust
24.	Brookfield Real Assets Income Fund Inc.
25.	Cabot Growth ETF, Series of Listed Funds Trust
26.	Calamos Convertible and High Income Fund
27.	Calamos Convertible Opportunities and Income Fund
28.	Calamos Dynamic Convertible and Income Fund
29.	Calamos Global Dynamic Income Fund
30.	Calamos Global Total Return Fund
31.	Calamos Strategic Total Return Fund
32.	Carlyle Tactical Private Credit Fund
33.	Cboe Vest Bitcoin Managed Volatility Fund, Series of World Funds Trust
34.	CBOE Vest S&P 500® Buffer Strategy Fund, Series of World Funds Trust
35.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
36.	Cboe Vest S&P 500® Enhanced Growth Strategy Fund, Series of World Funds Trust
37.	Center Coast Brookfield MLP & Energy Infrastructure Fund
38.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
39.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
40.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
41.	Clifford Capital Partners Fund, Series of World Funds Trust
42.	Cliffwater Corporate Lending Fund
43.	Cliffwater Enhanced Lending Fund
44.	Cohen & Steers Infrastructure Fund, Inc.
45.	CornerCap Group of Funds
46.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
47.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
48.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
49.	Davis Fundamental ETF Trust
50.	Defiance Digital Revolution ETF, Series of ETF Series Solutions

51.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
52.	Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
53.	Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions
54.	Defiance Next Gen Big Data ETF, Series of ETF Series Solutions
55.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
56.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
57.	Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
58.	Defiance Quantum ETF, Series of ETF Series Solutions
59.	Direxion Shares ETF Trust
60.	DoubleLine Opportunistic Credit Fund
61.	DoubleLine Yield Opportunities Fund
62.	Eaton Vance NextShares Trust
63.	Eaton Vance NextShares Trust II
64.	EIP Investment Trust
65.	Ellington Income Opportunities Fund
66.	Esoterica Thematic ETF Trust
67.	ETF Opportunities Trust
68.	Evanston Alternative Opportunities Fund
69.	Exchange Listed Funds Trust
70.	Fiera Capital Series Trust
71.	FlexShares Trust
72.	FOMO ETF, Series of Collaborative Investment Series Trust
73.	Forum Funds
74.	Forum Funds II
75.	Friess Brandywine Blue Fund, Series of Managed Portfolio Series
76.	Friess Brandywine Fund, Series of Managed Portfolio Series
77.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
78.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
79.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
80.	Grizzle Growth ETF, Series of Listed Funds Trust
81.	Guinness Atkinson Funds
82.	Harbor ETF Trust
83.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
84.	Infusive US Trust
85.	Innovator ETFs Trust
86.	Ironwood Institutional Multi-Strategy Fund LLC
87.	Ironwood Multi-Strategy Fund LLC
88.	John Hancock Exchange-Traded Fund Trust
89.	Kelly Strategic ETF Trust
90.	LifeGoal Children Investment ETF, Series of Northern Lights Fund Trust II
91.	LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
92.	LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
93.	LifeGoal Vacation Investment ETF, Series of Northern Lights Fund Trust II
94.	LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
95.	Mairs & Power Funds Trust
96.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
97.	Manor Investment Funds
98.	Milliman Variable Insurance Trust
99.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
100.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

101.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
102.	Morgan Creek - Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
103.	Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust
104.	Morningstar Funds Trust
105.	OSI ETF Trust
106.	OTG Latin American Fund, Series of World Funds Trust
107.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
108.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
109.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
110.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
111.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
112.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
113.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
114.	Palmer Square Opportunistic Income Fund
115.	Partners Group Private Income Opportunities, LLC
116.	PENN Capital Funds Trust
117.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
118.	Perkins Discovery Fund, Series of World Funds Trust
119.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
120.	Plan Investment Fund, Inc.
121.	PMC Funds, Series of Trust for Professional Managers
122.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
123.	Putnam ETF Trust
124.	Quaker Investment Trust
125.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
126.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
127.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
128.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
129.	REMS Real Estate Value-Opportunity Fund, Series of World Funds Trust
130.	Renaissance Capital Greenwich Funds
131.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
132.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
133.	RiverNorth Volition America Patriot ETF, Series of Listed Funds Trust
134.	RMB Investors Trust
135.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
136.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
137.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
138.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
139.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
140.	Roundhill MEME ETF, Series of Listed Funds Trust
141.	Roundhill MVP ETF, Series of Listed Funds Trust
142.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
143.	Roundhill Streaming Services & Technology ETF, Series of Listed Funds Trust
144.	Rule One Fund, Series of World Funds Trust
145.	Salient MF Trust
146.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
147.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
148.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
149.	SHP ETF Trust
150.	SIM Global Managed Accumulation Fund, Series of World Funds Trust

151.	SIM Income Fund, Series of World Funds Trust
152.	SIM U.S. Managed Accumulation Fund, Series of World Funds Trust
153.	Six Circles Trust
154.	Sound Shore Fund, Inc.
155.	Spear Alpha ETF, Series of Listed Funds Trust
156.	Strategy Shares
157.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
158.	Syntax ETF Trust
159.	The B.A.D. ETF, Series of Listed Funds Trust
160.	The Chartwell Funds
161.	The Community Development Fund
162.	The De-SPAC ETF, Series of Collaborative Investment Series Trust
163.	The Finite Solar Finance Fund
164.	The NextGen Trend and Defend ETF, Series of Collaborative Investment Series Trust
165.	The Private Shares Fund (f/k/a SharesPost 100 Fund)
166.	The Short De-SPAC ETF, Series of Collaborative Investment Series Trust
167.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
168.	Third Avenue Trust
169.	Third Avenue Variable Series Trust
170.	Tidal ETF Trust
171.	TIFF Investment Program
172.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174.	Timothy Plan International ETF, Series of The Timothy Plan
175.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
176.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
178.	Transamerica ETF Trust
179.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
180.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
181.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
182.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
183.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
184.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
185.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
186.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
187.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
190.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
193.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
194.	Tuttle Capital Short Innovation ETF, Series of Collaborative Investment Series Trust
195.	U.S. Global Investors Funds
196.	Union Street Partners Value Fund, Series of World Funds Trust
197.	Variant Alternative Income Fund
198.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
199.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
200.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II

201.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
202.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
203.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
204.	VictoryShares Protect America ETF, Series of Victory Portfolios II
205.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
206.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
207.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
208.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
209.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
210.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
211.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
212.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
213.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
214.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
215.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
216.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
217.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
218.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
219.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
220.	West Loop Realty Fund, Series of Investment Managers Series Trust
221.	WisdomTree Trust
222.	WST Investment Trust
223.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)	Not applicable.

Item 33.	Location of Accounts and Records

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
c/o AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, Maryland 20814

(b)	Adviser:
AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, Maryland 20814

(c)	Sub-Advisers:
Alpha DNA Investment Management, LLC 8860 Columbia 100 Parkway, Suite 301 Columbia, Maryland 21045

ChangePath, LLC
11460 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211

CSM Advisors, LLC
420 Fort Duquesne Boulevard
Pittsburgh, Pennsylvania 15222

Dorsey, Wright & Associates, LLC
3300 W. Leigh Street
Richmond, Virginia 23230

DoubleLine Equity LP
505 North Brand Boulevard, Suite 860
Glendale, California, 91203

Gerber Kawasaki, Inc.
2716 Ocean Park Boulevard
Santa Monica, California 90405

Newfleet Asset Management, LLC
One Financial Plaza
Hartford, Connecticut 06103

Morgan Creek Capital Management, LLC
301 W. Barbee Chapel Road, Suite 200
Chapel Hill, North Carolina 27517

Poseidon Investment Management, LLC
330 Fell Street, Suite 200
San Francisco, California 94102

Ranger Alternative Management L.P.
2828 N. Harwood Street, Suite 1900
Dallas, Texas 75201

ThinkBetter, LLC 1924 South Osprey Avenue, Suite 202 Sarasota, Florida 34239

(d)	Principal Underwriter:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(e)	Custodian and Administrator:
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 218 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bethesda, State of Maryland on the 30th day of March 2022.

AdvisorShares Trust

/s/ Noah Hamman
Noah Hamman
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 218 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Trustee and President	March 30, 2022
Noah Hamman	(Principal Executive Officer)

*	Trustee	March 30, 2022
Elizabeth Piper/Bach

*	Trustee	March 30, 2022
William G. McVay

*	Treasurer	March 30, 2022
Dan Ahrens	(Principal Financial and Accounting Officer)

/s/ Noah Hamman
* Noah Hamman, Power of Attorney

Exhibit Index

Exhibit No.	Exhibit

EX-99.D33	Investment Sub-Advisory Agreement, dated February 16, 2022, between AdvisorShares Investments, LLC and Morgan Creek Capital Management, LLC

EX-99.H17	Sub-Adviser Expense Limitation Agreement, dated February 16, 2022, between AdvisorShares Investments, LLC and Morgan Creek Capital Management, LLC

EX-99.I16	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the AdvisorShares Managed Bitcoin Strategy ETF

EX-99.P2	Code of Ethics of AdvisorShares Investments, LLC, as revised March 2022

EX-99.P14	Code of Ethics of Morgan Creek Capital Management, LLC